UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5931
                                                     ---------------------

              Nuveen New York Performance Plus Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30
                                           ------------------

                  Date of reporting period: March 31, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT March 31, 2007

                        Nuveen Investments
                        Municipal Closed-End Funds

     NUVEEN NEW YORK
     MUNICIPAL VALUE
          FUND, INC.
                 NNY

     NUVEEN NEW YORK
    PERFORMANCE PLUS
MUNICIPAL FUND, INC.
                 NNP

     NUVEEN NEW YORK
  DIVIDEND ADVANTAGE
      MUNICIPAL FUND
                 NAN

     NUVEEN NEW YORK
  DIVIDEND ADVANTAGE
    MUNICIPAL FUND 2
                 NXK


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DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


     Chairman's
          LETTER TO SHAREHOLDERS


     Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information and the Performance Overview sections of this report.

     For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well-balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.


"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."


     We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

     We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.


     Sincerely,

     /s/ Timothy R. Schwertfeger

     Timothy R. Schwertfeger
     Chairman of the Board

     May 15, 2007

Nuveen Investments Municipal Closed-End Funds
(NNY, NNP, NAN, NXK)

Portfolio Manager's
        COMMENTS


Portfolio manager Cathryn Steeves reviews key investment strategies and the six-month performance of these four New York Funds. Cathryn, who joined Nuveen in 1996, assumed portfolio management responsibility for the New York Funds in July 2006.


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE NEW YORK FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED MARCH 31, 2007?

During this six-month period, we saw a modest increase in short-term municipal interest rates, while longer-term rates continued to decline, resulting in further flattening of the yield curve. In this environment, where the yield curve remained a dominant market factor, we continued to emphasize a disciplined approach to duration1 management and yield curve positioning. As part of this approach, our purchases for the Funds' portfolios focused mainly on attractively priced bonds with maturities of 25 years and longer. We believed that bonds in this part of the yield curve generally offered better value as well as reward opportunities more commensurate with their risk levels. To help us maintain the Funds' durations within our preferred strategic range, we also selectively sold holdings with shorter durations.

Our duration management strategies during this period also included adding small positions in inverse floating rate trusts,2 a type of derivative financial instrument, in all four of these Funds. The inverse floaters had the dual benefit of increasing the Funds' distributable income and bringing their durations closer to our preferred strategic target. In past shareholder reports, we had discussed the use of forward interest rate swaps, another type of derivative instrument, as a duration management tool. During this reporting period, all of these Funds continued to use forward interest rate swaps to try to increase their net asset value (NAV) volatility.

We also continued to emphasize maintaining the Funds' weightings of lower credit quality bonds. Two areas of the market where we continued to find value were the health care and higher education sectors, where we purchased bonds for all four of these Funds.

During this period, we saw a number of larger deals in the New York municipal market, which provided us with more bonds from which to choose in implementing the strategies we had planned for these Funds. For the six months ended March 31, 2007, municipal issuance in New York totaled $19.5 billion. During the first three months of 2007, New



1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 A financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen funds, that index is typically The Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA.) Inverse floaters, including those inverse floating rate securities the Funds invested in during the 12 month period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this shareholder report.

York supply increased 13% over that of the first three months of 2006 to $7.4 billion, making New York the third largest state issuer in the nation behind California and Texas.


HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen New York Funds, as well as relevant index and peer group information, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE
For periods ended 3/31/07

                         CUMULATIVE                     ANNUALIZED
                       --------------    ---------------------------------------
                          6-MONTH        1-YEAR          5-YEAR          10-YEAR
--------------------------------------------------------------------------------
NNY3                       1.72%          5.17%           5.32%           5.08%
--------------------------------------------------------------------------------
NNP                        1.54%          5.96%           7.52%           6.83%
--------------------------------------------------------------------------------
NAN                        1.68%          5.84%           7.69%           NA
--------------------------------------------------------------------------------
NXK                        1.75%          6.05%           8.07%           NA
--------------------------------------------------------------------------------
Lehman Brothers
NY Tax-Exempt
Bond Index4                1.88%          5.26%           5.35%           5.92%
--------------------------------------------------------------------------------
Lipper NY
Municipal Debt Funds
Average5                   2.16%          6.41%           7.29%           6.28%
--------------------------------------------------------------------------------

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended March 31, 2007, the cumulative returns on NAV for NNY, NNP, NAN, and NXK trailed the return on the Lehman Brothers New York Tax-Exempt Bond Index. The six-month returns on all four of these New York Funds also underperformed the average return for the Lipper New York peer group for this period.

Factors that influenced the Funds' returns during this period included duration, exposure to lower-rated credits, sector allocations, advance refunding activity,6 and the use of financial leverage.

As the yield curve continued to flatten over the course of this period, bonds with longer durations generally outperformed shorter duration bonds. Overall, our duration management strategies during this period helped to bring the Funds' durations closer in line with our preferred strategic range. However, the durations of these Funds continued


3 NNY is an unleveraged Fund; the remaining three Funds in this report are leveraged.

4 The Lehman Brothers New York Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade New York municipal bonds. Results for the Lehman Brothers index do not reflect any expenses.

5 The Lipper New York Municipal Debt Funds average is calculated using the returns of all closed-end funds in this category for each period as follows: 6 months, 18; 1 year, 18; 5 years, 14; and 10 years, 7. Fund and Lipper returns assume reinvestment of dividends.

6 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

to be short of our target, and this factor--particularly their underexposure to bonds in the longest part of the yield curve--slightly hampered the Funds' performance.

With bonds rated BBB or lower and nonrated bonds generally outperforming other credit quality sectors during this period, all of these Funds benefited from their weightings in lower-quality credits. In particular, heavier exposures to nonrated and sub-investment grade bonds were positive contributors to the performances of all the Funds. The outperformance of these credit sectors was largely the result of investor demand for the higher yields typically associated with lower-rated bonds, which drove up their value.

Among the lower-rated holdings making contributions to the Funds' returns were health care (including hospitals) credits and resource recovery bonds, which ranked among the top performing revenue sectors in the national Lehman Brothers Municipal Bond Index for this period. Lower-rated bonds backed by the 1998 master tobacco settlement agreement, which comprised approximately 2% of the portfolios of these four Funds as of March 31, 2007, also performed well during this period.

We also continued to see positive contributions from advance refunding activity, which benefited the Funds through price appreciation and enhanced credit quality. At the same time, holdings of older, previously pre-refunded bonds tended to underperform the general municipal market during this period, due primarily to their shorter effective maturities and higher credit quality. Among these four Funds, NNP had the heaviest allocation of pre-refunded bonds going into this period.

Another factor in the six-month performance of these Funds, especially relative to that of the unleveraged Lehman Brothers New York Tax-Exempt Bond Index, was the use of financial leverage. Three of these Funds (NNP, NAN, and NXK) use leverage, while NNY is not leveraged. While leverage can provide opportunities for additional income and total return for common shareholders, this strategy can also add volatility to a Fund's NAV and share price. Over this period, these factors tended to counter balance each other and the use of leverage had a minimal impact on the total returns of the three leveraged Funds.

                        Dividend and Share Price
                               INFORMATION


As previously noted, all of the Funds in this report except NNY use leverage to potentially enhance opportunities for additional income for common shareholders. While the leveraging strategy used by NNP, NAN, and NXK continued to provide incremental income for these Funds, the extent of this benefit was reduced during this period due to higher short-term interest rates, which kept the Funds' borrowing costs high. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds currently available in the market, which generally offered lower yields. These factors resulted in one monthly dividend reduction in NNP, NAN, and NXK over the six-month period ended March 31, 2007. The dividend of NNY remained stable throughout this reporting period.

Due to normal portfolio activity, common shareholders of the following Funds received capital gains and net ordinary income distributions at the end of December 2006, as follows:

                                               SHORT-TERM CAPITAL GAINS
             LONG-TERM CAPITAL GAINS             AND/OR ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NNP                          $0.0582                            $0.0003
--------------------------------------------------------------------------------
NAN                          $0.0890                                 --
--------------------------------------------------------------------------------
NXK                          $0.0842                            $0.0010
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2007, NNY and NNP had positive UNII balances for financial statement purposes and, based on our best estimates, for tax purposes. NAN and NXK had positive UNII balances, based on our best estimates, for tax purposes and negative UNII balances for financial statement purposes.

As of March 31, 2007, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                             3/31/07                    6-MONTH AVERAGE
                    PREMIUM/DISCOUNT                   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NNY                           -2.99%                             -4.99%
--------------------------------------------------------------------------------
NNP                           +0.38%                             +0.05%
--------------------------------------------------------------------------------
NAN                           +1.11%                             +1.54%
--------------------------------------------------------------------------------
NXK                           +2.72%                             +2.41%
--------------------------------------------------------------------------------

Nuveen New York Municipal Value Fund, Inc.
NNY

Performance
     OVERVIEW As of March 31, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              59%
AA                               28%
A                                 2%
BBB                               6%
BB or Lower                       3%
N/R                               2%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Apr                           0.0355
May                           0.0355
Jun                           0.0355
Jul                           0.0355
Aug                           0.0355
Sep                           0.0355
Oct                           0.0355
Nov                           0.0355
Dec                           0.0355
Jan                           0.0355
Feb                           0.0355
Mar                           0.0355

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/06                       9.6
                              9.6
                              9.3
                              9.2
                              9.3
                              9.2
                              9.2
                              9.1
                              9.1
                              9.2
                              9.2
                              9.1
                              9
                              9.2
                              9.3
                              9.3
                              9.3
                              9.3
                              9.4
                              9.4
                              9.5
                              9.4
                              9.5
                              9.4
                              9.4
                              9.5
                              9.5
                              9.6
                              9.5
                              9.4
                              9.5
                              9.5
                              9.4
                              9.4
                              9.4
                              9.5
                              9.6
                              9.6
                              9.7
                              9.6
                              9.7
                              9.5
                              9.5
                              9.4
                              9.5
                              9.5
                              9.5
                              9.5
                              9.8
                              9.9
                             10
                             10
                              9.8
3/31/07                       9.8


FUND SNAPSHOT
------------------------------------
Common Share Price             $9.75
------------------------------------
Common Share
Net Asset Value               $10.05
------------------------------------
Premium/(Discount) to NAV     -2.99%
------------------------------------
Market Yield                   4.37%
------------------------------------
Taxable-Equivalent Yield1      6.51%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $151,932
------------------------------------
Average Effective
Maturity on Securities (Years) 16.99
------------------------------------
Modified Duration               5.34
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/07/87)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.81%         1.72%
------------------------------------
1-Year          6.78%         5.17%
------------------------------------
5-Year          6.32%         5.32%
------------------------------------
10-Year         4.93%         5.08%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         22.7%
------------------------------------
U.S. Guaranteed                14.6%
------------------------------------
Health Care                    12.5%
------------------------------------
Long-Term Care                 10.0%
------------------------------------
Transportation                  8.2%
------------------------------------
Education and Civic
   Organizations                8.1%
------------------------------------
Utilities                       6.5%
------------------------------------
Housing/Multifamily             5.0%
------------------------------------
Other                          12.4%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen New York Performance Plus Municipal Fund, Inc.
NNP

Performance
     OVERVIEW As of March 31, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              60%
AA                               26%
A                                 3%
BBB                               7%
BB or Lower                       2%
N/R                               2%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                            0.074
May                            0.074
Jun                           0.0695
Jul                           0.0695
Aug                           0.0695
Sep                           0.0665
Oct                           0.0665
Nov                           0.0665
Dec                           0.0665
Jan                           0.0665
Feb                           0.0665
Mar                            0.064

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/06                       16.5
                              16.4
                              16.3
                              16
                              16.2
                              16.2
                              16.1
                              16
                              16.1
                              16.2
                              16
                              15.5
                              15.1
                              15.1
                              15.3
                              15.4
                              15.5
                              15.9
                              16.3
                              16.3
                              16.4
                              16.4
                              16.5
                              16.2
                              15.9
                              15.9
                              15.9
                              15.8
                              15.5
                              15.4
                              15.6
                              15.8
                              15.9
                              15.9
                              15.9
                              16.1
                              15.8
                              15.9
                              15.8
                              16.1
                              16.2
                              16
                              16
                              16.1
                              16.3
                              16.3
                              16.3
                              16
                              15.9
                              15.9
                              16
                              16.1
                              15.9
3/31/07                       15.9


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.86
------------------------------------
Common Share
Net Asset Value               $15.80
------------------------------------
Premium/(Discount) to NAV      0.38%
------------------------------------
Market Yield                   4.84%
------------------------------------
Taxable-Equivalent Yield1      7.21%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $237,668
------------------------------------
Average Effective
Maturity on Securities (Years) 16.17
------------------------------------
Leverage-Adjusted Duration      8.44
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/89)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.74%         1.54%
------------------------------------
1-Year          2.46%         5.96%
------------------------------------
5-Year          8.57%         7.52%
------------------------------------
10-Year         6.10%         6.83%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         20.6%
------------------------------------
U.S. Guaranteed                18.7%
------------------------------------
Health Care                    11.6%
------------------------------------
Education and Civic
   Organizations               11.5%
------------------------------------
Transportation                  8.6%
------------------------------------
Utilities                       5.5%
------------------------------------
Long-Term Care                  4.7%
------------------------------------
Tax Obligation/General          4.7%
------------------------------------
Water and Sewer                 4.7%
------------------------------------
Other                           9.4%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0585 per share.

Nuveen New York Dividend Advantage Municipal Fund
NAN

Performance
     OVERVIEW As of March 31, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              58%
AA                               26%
A                                 5%
BBB                               6%
BB or Lower                       3%
N/R                               2%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                           0.0745
May                           0.0745
Jun                           0.0695
Jul                           0.0695
Aug                           0.0695
Sep                           0.0655
Oct                           0.0655
Nov                           0.0655
Dec                           0.0655
Jan                           0.0655
Feb                           0.0655
Mar                            0.063

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/06                       16.1
                              16.1
                              15.8
                              15.8
                              15.8
                              15.9
                              15.9
                              15.9
                              16
                              16.1
                              15.8
                              15.8
                              15.4
                              15.4
                              15.4
                              15.1
                              15.1
                              15.7
                              15.8
                              15.6
                              15.7
                              15.6
                              15.6
                              15.5
                              15.5
                              15.4
                              15.6
                              15.7
                              15.5
                              15.4
                              15.4
                              15.5
                              15.6
                              15.5
                              15.6
                              16
                              15.7
                              15.7
                              15.7
                              15.7
                              15.6
                              15.5
                              15.9
                              15.8
                              15.8
                              16
                              15.5
                              15.7
                              15.8
                              15.7
                              15.4
                              15.5
                              15.4
3/31/07                       15.4


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.44
------------------------------------
Common Share
Net Asset Value               $15.27
------------------------------------
Premium/(Discount) to NAV      1.11%
------------------------------------
Market Yield                   4.90%
------------------------------------
Taxable-Equivalent Yield1      7.30%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $141,341
------------------------------------
Average Effective
Maturity on Securities (Years) 17.14
------------------------------------
Leverage-Adjusted Duration      7.93
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/26/99)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.04%         1.68%
------------------------------------
1-Year          2.06%         5.84%
------------------------------------
5-Year          8.95%         7.69%
------------------------------------
Since
Inception       6.71%         7.15%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------

Health Care                    22.3%
------------------------------------
Tax Obligation/Limited         21.5%
------------------------------------
U.S. Guaranteed                12.2%
------------------------------------
Education and Civic
   Organizations               10.8%
------------------------------------
Transportation                  9.1%
------------------------------------
Tax Obligation/General          6.8%
------------------------------------
Utilities                       4.2%
------------------------------------
Other                          13.1%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0890 per share.

Nuveen New York Dividend Advantage Municipal Fund 2
NXK

Performance
     OVERVIEW As of March 31, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              64%
AA                               18%
A                                 3%
BBB                              10%
BB or Lower                       3%
N/R                               2%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Apr                            0.072
May                            0.072
Jun                           0.0685
Jul                           0.0685
Aug                           0.0685
Sep                           0.0655
Oct                           0.0655
Nov                           0.0655
Dec                           0.0655
Jan                           0.0655
Feb                           0.0655
Mar                            0.063

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
4/01/06                       15.5
                              15.4
                              15.2
                              15.3
                              15.6
                              15.6
                              15.3
                              15.3
                              15.4
                              15.5
                              15.6
                              15.6
                              15.2
                              15.1
                              15.5
                              15.2
                              15.3
                              15.3
                              15.5
                              15.5
                              15.3
                              15.5
                              15.5
                              15.4
                              15.4
                              15.4
                              15.5
                              15.5
                              15.3
                              14.8
                              14.9
                              15.3
                              15.5
                              15.5
                              15.5
                              15.8
                              16.2
                              16
                              15.7
                              15.7
                              15.7
                              15.6
                              15.2
                              15.8
                              15.9
                              15.7
                              15.8
                              15.7
                              15.8
                              15.6
                              15.4
                              15.5
                              15.5
3/31/07                       15.5


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.50
------------------------------------
Common Share
Net Asset Value               $15.09
------------------------------------
Premium/(Discount) to NAV      2.72%
------------------------------------
Market Yield                   4.88%
------------------------------------
Taxable-Equivalent Yield1      7.27%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $97,915
------------------------------------
Average Effective
Maturity on Securities (Years) 16.96
------------------------------------
Leverage-Adjusted Duration      8.01
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.29%         1.75%
------------------------------------
1-Year          6.16%         6.05%
------------------------------------
5-Year         10.06%         8.07%
------------------------------------
Since
Inception       7.17%         7.38%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------

Tax Obligation/Limited         20.8%
------------------------------------
Health Care                    13.8%
------------------------------------
U.S. Guaranteed                13.5%
------------------------------------
Transportation                 13.0%
------------------------------------
Education and Civic
   Organizations               11.6%
------------------------------------
Tax Obligation/General          9.4%
------------------------------------
Utilities                       7.9%
------------------------------------
Other                          10.0%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2006 of $0.0852 per share.

                        Shareholder
                               MEETING REPORT

                        The shareholder meeting was held at the offices of Nuveen Investments on April 4, 2007.

                                                         NNY                     NNP                               NAN
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                      Common and                          Common and
                                                                   MuniPreferred     MuniPreferred     MuniPreferred   MuniPreferred
                                                                   shares voting     shares voting     shares voting   shares voting
                                                        Common          together          together          together        together
                                                        shares        as a class        as a class        as a class      as a class
====================================================================================================================================
Robert P. Bremner
   For                                                      --        12,916,237                --         8,709,905              --
   Withhold                                                 --           180,800                --            74,235              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                    --        13,097,037                --         8,784,140              --
====================================================================================================================================
Lawrence H. Brown
   For                                              12,952,386        12,910,537                --         8,701,499              --
   Withhold                                            304,743           186,500                --            82,641              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            13,257,129        13,097,037                --         8,784,140              --
====================================================================================================================================
Jack B. Evans
   For                                                      --        12,916,801                --         8,711,666              --
   Withhold                                                 --           180,236                --            72,474              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                    --        13,097,037                --         8,784,140              --
====================================================================================================================================
William C. Hunter
   For                                                      --        12,915,970                --         8,711,666              --
   Withhold                                                 --           181,067                --            72,474              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                    --        13,097,037                --         8,784,140              --
====================================================================================================================================
David J. Kundert
   For                                                      --        12,911,834                --         8,712,066              --
   Withhold                                                 --           185,203                --            72,074              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                    --        13,097,037                --         8,784,140              --
====================================================================================================================================
William J. Schneider
   For                                                      --                --             4,776                --           2,707
   Withhold                                                 --                --                30                --              13
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                    --                --             4,806                --           2,720
====================================================================================================================================
Timothy R. Schwertfeger
   For                                              12,958,600                --             4,776                --           2,707
   Withhold                                            298,529                --                30                --              13
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            13,257,129                --             4,806                --           2,720
====================================================================================================================================
Judith M. Stockdale
   For                                              12,958,701        12,912,862                --         8,704,593              --
   Withhold                                            298,428           184,175                --            79,547              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            13,257,129        13,097,037                --         8,784,140              --
====================================================================================================================================
Carole E. Stone
   For                                              12,958,989        12,915,037                --         8,712,366              --
   Withhold                                            298,140           182,000                --            71,774              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                            13,257,129        13,097,037                --         8,784,140              --
====================================================================================================================================
Eugene S. Sunshine
   For                                                      --        12,913,034                --         8,710,756              --
   Withhold                                                 --           184,003                --            73,384              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                    --        13,097,037                --         8,784,140              --
====================================================================================================================================

                        Shareholder
                               MEETING REPORT (continued)

                                                                                                                     NXK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                                                         Common and
                                                                                                      MuniPreferred    MuniPreferred
                                                                                                      shares voting    shares voting
                                                                                                           together         together
                                                                                                         as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                                                    6,113,067               --
   Withhold                                                                                                 101,085               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  6,214,152               --
====================================================================================================================================
Lawrence H. Brown
   For                                                                                                    6,113,067               --
   Withhold                                                                                                 101,085               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  6,214,152               --
====================================================================================================================================
Jack B. Evans
   For                                                                                                    6,152,735               --
   Withhold                                                                                                  61,417               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  6,214,152               --
====================================================================================================================================
William C. Hunter
   For                                                                                                    6,154,335               --
   Withhold                                                                                                  59,817               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  6,214,152               --
====================================================================================================================================
David J. Kundert
   For                                                                                                    6,153,735               --
   Withhold                                                                                                  60,417               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  6,214,152               --
====================================================================================================================================
William J. Schneider
   For                                                                                                           --            1,857
   Withhold                                                                                                      --                2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                         --            1,859
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                           --            1,857
   Withhold                                                                                                      --                2
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                         --            1,859
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                    6,154,335               --
   Withhold                                                                                                  59,817               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  6,214,152               --
====================================================================================================================================
Carole E. Stone
   For                                                                                                    6,113,667               --
   Withhold                                                                                                 100,485               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  6,214,152               --
====================================================================================================================================
Eugene S. Sunshine
   For                                                                                                    6,152,735               --
   Withhold                                                                                                  61,417               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                  6,214,152               --
====================================================================================================================================

                        Nuveen New York Municipal Value Fund, Inc. (NNY)
                        Portfolio of
                                INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.2% (0.2% OF TOTAL INVESTMENTS)

$         275   New York City Industrial Development Agency, New York, Liberty        9/15 at 100.00        BBB-     $      284,655
                 Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 1.7% (1.7% OF TOTAL INVESTMENTS)

           35   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB             35,772
                 Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23

          330   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            340,039
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          445   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            466,040
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          250   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            257,035
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

                TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
        1,145    4.750%, 6/01/22                                                      6/16 at 100.00         BBB          1,149,580
          345    5.000%, 6/01/26                                                      6/16 at 100.00         BBB            350,327

------------------------------------------------------------------------------------------------------------------------------------
        2,550   Total Consumer Staples                                                                                    2,598,793
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 8.1% (8.1% OF TOTAL INVESTMENTS)

                Albany Industrial Development Agency, New York, Revenue
                Bonds, Albany Law School, Series 2000A:
          600    5.700%, 10/01/20 - RAAI Insured                                     10/10 at 100.00          AA            634,134
          750    5.750%, 10/01/30 - RAAI Insured                                     10/10 at 100.00          AA            794,385

          115   Albany Industrial Development Agency, New York, Revenue               4/17 at 100.00         N/R            116,400
                 Bonds, Brighter Choice Charter Schools, Series 2007A,
                 5.000%, 4/01/37

           90   Cattaraugus County Industrial Development Agency, New York,           5/16 at 100.00        BBB-             93,629
                 Revenue Bonds, St. Bonaventure University, Series 2006,
                 5.000%, 5/01/23

        1,175   Dormitory Authority of the State of New York, General Revenue         7/17 at 100.00          AA          1,230,119
                 Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 -
                 RAAI Insured

          800   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 102.00          AA            848,824
                 Bonds, D'Youville College, Series 2001, 5.250%, 7/01/20 -
                 RAAI Insured

          615   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            701,789
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00          AA          1,321,075
                 Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 -
                 RAAI Insured

          750   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 102.00          AA            796,680
                 Pratt Institute, Series 1999, 6.000%, 7/01/24 - RAAI Insured

                Dormitory Authority of the State of New York, Second General
                Resolution Consolidated Revenue Bonds, City University System,
                Series 1993A:
        1,000    5.750%, 7/01/18                                                        No Opt. Call         AA-          1,135,390
        1,400    6.000%, 7/01/20                                                        No Opt. Call         AA-          1,647,758

          265   Hempstead Town Industrial Development Agency, New York,              10/15 at 100.00          A-            277,039
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/35

          245   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            254,435
                 Civic Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34

        1,100   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-          1,138,302
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

          250   New York City Industrial Development Agency, New York,                1/17 at 100.00         AAA            265,340
                 PILOT Revenue Bonds, Queens Baseball Stadium Project,
                 Series 2006, 5.000%, 1/01/36 - AMBAC Insured


                                       15

                        Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$         450   New York City Industrial Development Authority, New York,             9/16 at 100.00         AAA     $      476,856
                 PILOT Revenue Bonds, Yankee Stadium Project, Series 2006,
                 5.000%, 3/01/36 - MBIA Insured

          575   New York City Trust for Cultural Resources, New York,                 7/10 at 101.00           A            616,676
                 Revenue Bonds, Museum of American Folk Art, Series 2000,
                 6.000%, 7/01/22 - ACA Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,430   Total Education and Civic Organizations                                                                  12,348,831
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 0.4% (0.4% OF TOTAL INVESTMENTS)

          400   Liberty Development Corporation, New York, Goldman Sachs                No Opt. Call         AA-            456,700
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 12.6% (12.5% OF TOTAL INVESTMENTS)

          490   Cattaraugus County Industrial Development Agency, New York,           8/08 at 102.00          AA            505,293
                 Revenue Bonds, Olean General Hospital, Series 1998A,
                 5.250%, 8/01/23

        2,250   Dormitory Authority of the State of New York, FHA-Insured             8/07 at 102.00         AAA          2,298,353
                 Mortgage Nursing Home Revenue Bonds, Rosalind and
                 Joseph Gurwin Jewish Geriatric Center of Long Island,
                 Series 1997, 5.700%, 2/01/37 - AMBAC Insured

        1,005   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          1,058,496
                 Mortgage Revenue Bonds, MontefioreHospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

          700   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            740,138
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

        1,800   Dormitory Authority of the State of New York, FHA-Insured             8/15 at 100.00          AA          1,858,950
                 Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005,
                 4.900%, 8/15/31

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00        Baa1          1,347,575
                 Catholic Health Services of Long Island Obligated Group -
                 St. Catherine of Siena Medical Center, Series 2000A,
                 6.500%, 7/01/20

        1,200   Dormitory Authority of the State of New York, Revenue Bonds,          7/16 at 100.00          AA          1,267,716
                 Memorial Sloan Kettering Cancer Center, Series 2006-1,
                 5.000%, 7/01/35

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         BBB          1,070,810
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

          250   Dormitory Authority of the State of New York, Revenue Bonds,          7/08 at 100.00         BBB            253,985
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

        1,610   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          1,750,537
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            529,185
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            528,485
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          290   Livingston County Industrial Development Agency, New York,            7/10 at 100.00          BB            300,341
                 Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital,
                 Series 2005, 6.000%, 7/01/30

          575   Nassau County Industrial Development Agency, New York,                  No Opt. Call          A3            602,002
                 Revenue Refunding Bonds, North Shore Health System
                 Obligated Group, Series 2001B, 5.875%, 11/01/11

          500   New York City Health and Hospitals Corporation, New York,             2/09 at 101.00         AAA            516,470
                 Health System Revenue Bonds, Series 1999A,
                 5.125%, 2/15/14 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,175    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,258,155
        1,000    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,070,770

          495   New York City Industrial Development Agency, New York,                7/12 at 100.00          B2            525,586
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2001B, 6.375%, 7/01/31

          250   New York City Industrial Development Agency, New York,                7/12 at 101.00          B2            268,230
                 Civic Facility Revenue Bonds, Staten Island University
                 Hospital, Series 2002C, 6.450%, 7/01/32

          900   Newark-Wayne Community Hospital, New York, Hospital                   9/07 at 100.00         N/R            901,314
                 Revenue Refunding and Improvement Bonds,
                 Series 1993A, 7.600%, 9/01/15


                                       16

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         500   Yonkers Industrial Development Agency, New York, Revenue              7/11 at 101.00          B+     $      538,365
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
       18,240   Total Health Care                                                                                        19,190,756
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.0% (5.0% OF TOTAL INVESTMENTS)

          400   East Syracuse Housing Authority, New York, FHA-Insured                4/10 at 102.00         AAA            429,340
                 Section 8 Assisted Revenue Refunding Bonds, Bennet Project,
                 Series 2001A, 6.700%, 4/01/21

        1,690   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          1,794,865
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,000    5.400%, 11/01/21                                                     5/11 at 101.00          AA          1,048,380
        1,000    5.500%, 11/01/31                                                     5/11 at 101.00          AA          1,039,670
        1,000    5.600%, 11/01/42                                                     5/11 at 101.00          AA          1,039,750

          480   New York City Housing Development Corporation, New York,             11/15 at 100.00          AA            487,594
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

          440   New York State Housing Finance Agency, Secured Mortgage               8/11 at 100.00         Aa1            457,107
                 Program Multifamily Housing Revenue Bonds, Series 2001E,
                 5.600%, 8/15/20 (Alternative Minimum Tax)

        1,275   Westchester County Industrial Development Agency, New York,           8/11 at 102.00         Aaa          1,358,576
                 GNMA Collateralized Mortgage Loan Revenue Bonds,
                 Living Independently for the Elderly Inc., Series 2001A,
                 5.375%, 8/20/21

------------------------------------------------------------------------------------------------------------------------------------
        7,285   Total Housing/Multifamily                                                                                 7,655,282
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.7% (3.7% OF TOTAL INVESTMENTS)

          950   New York State Mortgage Agency, Homeowner Mortgage                    4/15 at 100.00         Aa1            952,204
                 Revenue Bonds, Series 130, 4.650%, 4/01/27
                 (Alternative Minimum Tax)

        3,750   New York State Mortgage Agency, Homeowner Mortgage                    9/08 at 101.00         Aa1          3,823,050
                 Revenue Bonds, Series 73A, 5.250%, 10/01/17
                 (Alternative Minimum Tax)

          840   New York State Mortgage Agency, Mortgage Revenue Bonds,               4/13 at 101.00         Aaa            850,315
                 Thirty-Third Series A, 4.750%, 4/01/23
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       5,540    Total Housing/Single Family                                                                               5,625,569
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 10.1% (10.0% OF TOTAL INVESTMENTS)

        1,000   Babylon Industrial Development Agency, New York, Revenue              8/09 at 101.00         AAA          1,059,220
                 Bonds, WSNCHS East Inc., Series 2000B, 6.000%, 8/01/24 -
                 MBIA Insured

        1,000   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AAA          1,028,520
                 Mortgage Nursing Home Revenue Bonds, Eger Healthcare
                 Center of Staten Island, Series 1998, 5.100%, 2/01/28

        2,855   Dormitory Authority of the State of New York, FHA-Insured             8/07 at 102.00          AA          2,916,639
                 Mortgage Nursing Home Revenue Bonds, Hebrew Home for
                 the Aged at Riverdale, Series 1997, 6.125%, 2/01/37

        1,615   Dormitory Authority of the State of New York, FHA-Insured             8/07 at 101.00         AA-          1,649,836
                 Mortgage Revenue Bonds, German Masonic Home
                 Corporation, Series 1996, 5.950%, 8/01/26

        2,000   Dormitory Authority of the State of New York, FHA-Insured             8/07 at 101.00         AAA          2,027,380
                 Mortgage Revenue Bonds, W.K. Nursing Home Corporation,
                 Series 1996, 6.125%, 2/01/36

          450   Dormitory Authority of the State of New York, GNMA                    2/17 at 103.00          AA            488,817
                 Collateralized Revenue Bonds, Cabrini of Westchester Project,
                 Series 2006, 5.200%, 2/15/41

          270   Dormitory Authority of the State of New York, Non-State              11/16 at 100.00         Aa3            282,485
                 Supported Debt, Ozanam Hall of Queens Nursing Home
                 Revenue Bonds, Series 2006, 5.000%, 11/01/31

          135   Dormitory Authority of the State of New York, Revenue Bonds,          7/15 at 100.00           A            139,413
                 Providence Rest, Series 2005, 5.000%, 7/01/35 - ACA Insured

        2,015   East Rochester Housing Authority, New York, FHA-Insured               8/07 at 102.00         AAA          2,067,874
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1997A, 5.750%, 8/01/37 - MBIA Insured

        3,125   East Rochester Housing Authority, New York, FHA-Insured               8/08 at 101.00         AAA          3,180,031
                 Mortgage Revenue Bonds, St. John's Meadows Project,
                 Series 1998A, 5.250%, 8/01/38


                                       17

                        Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

$         530   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R     $      565,367
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2001A-1, 7.250%, 7/01/16

------------------------------------------------------------------------------------------------------------------------------------
       14,995   Total Long-Term Care                                                                                     15,405,582
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 4.4% (4.3% OF TOTAL INVESTMENTS)

                Hudson Yards Infrastructure Corporation, New York, Revenue
                Bonds, 2006A:
        1,230    4.500%, 2/15/47 - MBIA Insured (UB)                                  2/17 at 100.00         AAA          1,216,212
          390    5.000%, 2/15/47 - FGIC Insured (UB)                                  2/17 at 100.00         AAA            413,018

          750   New York City, New York, General Obligation Bonds,                    8/14 at 100.00         AA-            812,318
                 Fiscal Series 2004C, 5.250%, 8/15/16

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,000    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          1,069,570
          400    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA            426,988

        2,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          2,138,460
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

          550   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            578,556
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,320   Total Tax Obligation/General                                                                              6,655,122
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 22.9% (22.7% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA          1,083,150
                 Series 2003A, 5.250%, 11/01/21

                Dormitory Authority of the State of New York, Department of
                Health Revenue Bonds, Series 2005A:
          395    5.250%, 7/01/24 - CIFG Insured                                       7/15 at 100.00         AAA            428,089
          250    5.000%, 7/01/25 - CIFG Insured                                       7/15 at 100.00         AAA            263,900

           50   Dormitory Authority of the State of New York, Improvement             2/08 at 100.00         AAA             50,559
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996B, 5.375%, 2/15/26 - FSA Insured

          380   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA            400,319
                 Mental Health Services Facilities Improvements,
                 Series 2005B, 5.000%, 2/15/30 - AMBAC Insured

        1,810   Dormitory Authority of the State of New York, Service                 4/12 at 100.00         AA-          1,922,835
                 Contract Bonds, Child Care Facilities Development Program,
                 Series 2002, 5.375%, 4/01/16

          275   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA            293,928
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

                Dormitory Authority of the State of New York, State Personal
                Income Tax Revenue Bonds, Education, Series 2006C:
          285    5.000%, 12/15/31 (UB)                                               12/16 at 100.00         AAA            304,064
          585    5.000%, 12/15/35 (UB)                                               12/16 at 100.00         AAA            623,165
        2,250    5.000%, 12/15/35 (UB)                                               12/16 at 100.00         AAA          2,396,790

          350   Erie County Industrial Development Agency, New York,                  5/14 at 100.00         AAA            391,577
                 School Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          2,138,220
        1,000    5.000%, 11/15/30                                                    11/12 at 100.00          AA          1,037,380

        1,000   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AA-          1,051,310
                 Service Contract Refunding Bonds, Series 2002A,
                 5.125%, 1/01/29

          560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB            589,338
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,000    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,062,190
          740    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA            785,525
          550    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            583,473
        1,510    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,598,879

        1,330   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,403,509
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

        1,000   New York Convention Center Development Corporation,                  11/15 at 100.00         AAA          1,050,830
                 Hotel Unit Fee Revenue Bonds, Series 2005,
                 5.000%, 11/15/44 - AMBAC Insured


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-     $    1,053,680
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

          840   New York State Housing Finance Agency, State Personal                 9/15 at 100.00         AAA            885,881
                 Income Tax Revenue Bonds, Economic Development and
                 Housing, Series 2006A, 5.000%, 3/15/36

        2,450   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          2,823,821
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

        1,620   New York State Thruway Authority, State Personal Income               3/12 at 100.00         AAA          1,707,917
                 Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        1,800    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          1,934,568
        2,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          2,142,720

        1,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          1,083,220
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        1,625   New York State Urban Development Corporation, Service                   No Opt. Call         AA-          1,723,296
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

          600   New York State Urban Development Corporation, Special                   No Opt. Call         AA-            706,554
                 Project Revenue Bonds, University Facilities Grants,
                 Series 1995, 5.875%, 1/01/21

        1,230   Suffolk County Judicial Facilities Agency, New York, Service         10/09 at 101.00         AAA          1,281,771
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.000%, 4/15/16 - AMBAC Insured

           60   Triborough Bridge and Tunnel Authority, New York, Convention            No Opt. Call         AA-             63,324
                 Center Bonds, Series 1990E, 7.250%, 1/01/10

------------------------------------------------------------------------------------------------------------------------------------
       32,545   Total Tax Obligation/Limited                                                                             34,865,782
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 8.3% (8.2% OF TOTAL INVESTMENTS)

          400   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+            425,084
                 Series 2001A, 5.625%, 7/15/25

          500   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA            545,170
                 Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/19 -
                 AMBAC Insured

        1,100   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2          1,098,988
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00           B          1,182,100
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

          670   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA            706,703
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
          400    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA            423,672
        1,200    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          1,269,300

          500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA            520,960
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated Revenue
                Bonds, One Hundred Fortieth Series 2005:
          500    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA            539,230
        1,000    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          1,064,400
          435    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA            461,461

        2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         Aa2          2,635,000
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Purpose Revenue Refunding Bonds, Series 2002E:
          780    5.500%, 11/15/20 - MBIA Insured                                        No Opt. Call         AAA            903,279
          800    5.250%, 11/15/22 - MBIA Insured                                     11/12 at 100.00         AAA            859,896

------------------------------------------------------------------------------------------------------------------------------------
       11,785   Total Transportation                                                                                     12,635,243
------------------------------------------------------------------------------------------------------------------------------------


                                       19

                        Nuveen New York Municipal Value Fund, Inc. (NNY) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 14.8% (14.6% OF TOTAL INVESTMENTS) (4)

$       3,175   Dormitory Authority of the State of New York, Judicial Facilities       No Opt. Call         AAA     $    3,749,516
                 Lease Revenue Bonds, Suffolk  County Issue, Series 1986,
                 7.375%, 7/01/16 (ETM)

          600   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA            655,134
                 State Personal Income Tax, Series 2003A, 5.375%, 3/15/22
                 (Pre-refunded 3/15/13)

           25   Dormitory Authority of the State of New York, Suffolk County,         4/07 at 108.92    Baa1 (4)             33,498
                 Lease Revenue Bonds, Judicial Facilities, Series 1991A,
                 9.500%, 4/15/14 (ETM)

          340   Erie County Tobacco Asset Securitization Corporation, New York,       7/10 at 101.00         AAA            367,513
                 Senior Tobacco Settlement Asset-Backed Bonds, Series 2000,
                 6.000%, 7/15/20 (Pre-refunded 7/15/10)

           50   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA             51,352
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22
                 (Pre-refunded 6/01/08) - FSA Insured

        2,330   Long Island Power Authority, New York, Electric System General        9/11 at 100.00      A- (4)          2,498,016
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/21
                 (Pre-refunded 9/01/11)

          750   Long Island Power Authority, New York, Electric System General        5/11 at 100.00      A- (4)            800,288
                 Revenue Bonds, Series 2001L, 5.375%, 5/01/33
                 (Pre-refunded 5/01/11)

        2,250   Metropolitan Transportation Authority, New York, Commuter             7/07 at 102.00         AAA          2,302,898
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured (ETM)

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          150    6.000%, 6/01/15 (Pre-refunded 6/01/10)                               6/10 at 101.00         AAA            161,954
          600    6.150%, 6/01/25 (Pre-refunded 6/01/10)                               6/10 at 101.00         AAA            638,352

        1,000   Nassau County Tobacco Settlement Corporation, New York,               7/09 at 101.00         AAA          1,072,050
                 Tobacco Settlement Asset-Backed Bonds, Series 1999A,
                 6.500%, 7/15/27 (Pre-refunded 7/15/09)

          490   New York City Industrial Development Agency, New York,                7/10 at 102.00     N/R (4)            543,371
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)

           20   New York City, New York, General Obligation Bonds,                   10/07 at 101.00         Aaa             20,450
                 Fiscal Series 1997G, 6.000%, 10/15/26
                 (Pre-refunded 10/15/07)

          140   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         AAA            150,543
                 Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23
                 (Pre-refunded 6/01/10)

          125   New York State Urban Development Corporation, Service                 1/11 at 100.00      A1 (4)            133,283
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Pre-refunded 1/01/11)

          750   Niagara Falls City School District, Niagara County, New York,         6/09 at 101.00    BBB- (4)            804,878
                 Certificates of Participation, High School Facility, Series 2000,
                 6.625%, 6/15/28 (Pre-refunded 6/15/09)

        1,000   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          1,144,130
                 Water Treatment Plant Bonds, Series 1994, 7.250%, 11/01/11 -
                 MBIA Insured (Alternative Minimum Tax) (ETM)

        2,600   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00         AAA          3,028,402
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30
                 (Pre-refunded 1/01/22)

        1,500   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00    BBB+ (4)          1,650,255
                 Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded
                 10/01/10)

        1,250   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         AAA          1,381,613
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)

        1,120   Yonkers Industrial Development Agency, New York, Revenue              2/11 at 100.00    BBB- (4)          1,240,523
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       20,265   Total U.S. Guaranteed                                                                                    22,428,019
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 6.6% (6.5% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        1,500    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          1,599,285
        1,500    5.000%, 12/01/24 - FGIC Insured                                      6/16 at 100.00         AAA          1,598,100

        1,000   New York City Industrial Development Agency, New York,               10/08 at 102.00        BBB-          1,014,530
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners LP,
                 Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

        1,500   New York State Energy Research and Development Authority,             3/08 at 101.50         AAA          1,515,870
                 Pollution Control Revenue Bonds, New York State Electric
                 and Gas Corporation, Series 2005A, 4.100%, 3/15/15 -
                 MBIA Insured


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$         500   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3     $      522,840
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Mandatory put 11/15/12)
                 (Alternative Minimum Tax)

          250   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            261,928
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001C,
                 5.625%, 11/15/24 (Mandatory put 11/15/14)
                 (Alternative Minimum Tax)

        1,500   Power Authority of the State of New York, General Revenue            11/10 at 100.00         Aa2          1,568,280
                 Bonds, Series 2000A, 5.250%, 11/15/40

          345   Power Authority of the State of New York, General Revenue            11/15 at 100.00         AAA            370,930
                 Bonds, Series 2006A, 5.000%, 11/15/19 - FGIC Insured

                Suffolk County Industrial Development Agency, New York, Revenue
                Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
        1,000    5.300%, 1/01/13 (Alternative Minimum Tax)                            1/09 at 101.00         N/R            992,830
          575    5.500%, 1/01/23 (Alternative Minimum Tax)                            1/09 at 101.00         N/R            572,671

------------------------------------------------------------------------------------------------------------------------------------
        9,670   Total Utilities                                                                                          10,017,264
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 2.1% (2.1% OF TOTAL INVESTMENTS)

          300   Monroe County Water Authority, New York, Water System                 8/11 at 101.00          AA            317,595
                 Revenue Bonds, Series 2001, 5.150%, 8/01/22

          415   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA            447,941
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured

        1,500   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00         AA+          1,614,658
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001D, 5.500%, 6/15/17

          740   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00         AA+            797,274
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19

------------------------------------------------------------------------------------------------------------------------------------
        2,955   Total Water and Sewer                                                                                     3,177,468
------------------------------------------------------------------------------------------------------------------------------------
$     144,255   Total Investments (cost $146,264,233) - 100.9%                                                          153,345,066
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (2.1)%                                                                       (3,160,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                      1,747,164
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 151,932,230
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT MARCH 31, 2007:
                                     FUND                                      FIXED RATE                                UNREALIZED
                  NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE         PAYMENT  EFFECTIVE    TERMINATION    APPRECIATION
COUNTERPARTY        AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)      FREQUENCY    DATE (5)          DATE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan        $2,200,000            Pay  3-Month USD-LIBOR        5.768%  Semi-Annually    7/20/07        7/20/29        $109,897
Morgan Stanley   2,000,000            Pay  3-Month USD-LIBOR        5.771   Semi-Annually    7/20/07        7/20/34         107,907
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $217,804
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                   (ETM) Escrowed to maturity.

                    (UB) Underlying bond of an inverse floating rate trust
                         reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
                        Portfolio of
                                INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.3% (0.2% OF TOTAL INVESTMENTS)

$         685   New York City Industrial Development Agency, New York,                9/15 at 100.00        BBB-     $      709,050
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 2.7% (1.8% OF TOTAL INVESTMENTS)

           60   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB             61,324
                 Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23

          685   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            705,838
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,000   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB          1,062,140
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          635   Rensselaer Tobacco Asset Securitization Corporation, New York,        6/12 at 100.00         BBB            652,869
                 Tobacco Settlement Asset-Backed Bonds, Series 2001A,
                 5.200%, 6/01/25

                TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
        3,055    4.750%, 6/01/22                                                      6/16 at 100.00         BBB          3,067,220
          930    5.000%, 6/01/26                                                      6/16 at 100.00         BBB            944,359

------------------------------------------------------------------------------------------------------------------------------------
        6,365   Total Consumer Staples                                                                                    6,493,750
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 17.7% (11.5% OF TOTAL INVESTMENTS)

        1,500   Albany Industrial Development Agency, New York, Revenue              12/09 at 101.00          AA          1,611,075
                 Bonds, Albany Law School, Series 1999A, 6.750%, 12/01/29 -
                 RAAI Insured

          275   Albany Industrial Development Agency, New York, Revenue               4/17 at 100.00         N/R            278,347
                 Bonds, Brighter Choice Charter Schools, Series 2007A,
                 5.000%, 4/01/37

        2,700   Brookhaven Industrial Development Agency, New York, Revenue          12/07 at 101.00          A3          2,755,215
                 Bonds, St. Joseph's College, Series 2000, 6.000%, 12/01/20

        1,285   Cattaraugus County Industrial Development Agency, New York,           9/08 at 101.00        BBB-          1,301,435
                 Revenue Bonds, St. Bonaventure University, Series 1998B,
                 5.000%, 9/15/13

           90   Cattaraugus County Industrial Development Agency, New York,           5/16 at 100.00        BBB-             93,629
                 Revenue Bonds, St. Bonaventure University, Series 2006,
                 5.000%, 5/01/23

        1,000   Dormitory Authority of the State of New York, Consolidated              No Opt. Call         AAA          1,093,810
                 Revenue Bonds, City University System, Series 1993B,
                 6.000%, 7/01/14 - FSA Insured

        2,815   Dormitory Authority of the State of New York, General Revenue         7/17 at 100.00          AA          2,947,052
                 Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 -
                 RAAI Insured

        2,120   Dormitory Authority of the State of New York, General Revenue           No Opt. Call         AAA          2,440,968
                 Bonds, New York University, Series 2001-1, 5.500%, 7/01/20 -
                 AMBAC Insured

          730   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            833,018
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

          580   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         AAA            614,904
                 Fashion Institute of Technology, Series 2000, 5.375%, 7/01/20 -
                 FSA Insured

        8,345   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00          AA          8,819,497
                 Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 -
                 RAAI Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Pratt Institute, Series 1999:
        1,250    6.000%, 7/01/20 - RAAI Insured                                       7/09 at 102.00          AA          1,329,063
        1,000    6.000%, 7/01/24 - RAAI Insured                                       7/09 at 102.00          AA          1,062,240
        3,810    6.000%, 7/01/28 - RAAI Insured                                       7/09 at 102.00          AA          4,041,153

        2,500   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AA-          2,853,650
                 State University Educational Facilities, Series 1993A,
                 5.875%, 5/15/17


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

                Dormitory Authority of the State of New York, Third General
                Resolution Consolidated Revenue Bonds, City University System,
                Series 1998-2:
$       1,490    5.000%, 7/01/17 - FSA Insured                                        7/08 at 101.00         AAA     $    1,529,127
          475    5.000%, 7/01/18 - FSA Insured                                        7/08 at 101.00         AAA            487,621

          635   Hempstead Town Industrial Development Agency, New York,              10/15 at 100.00          A-            663,848
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/35

                Monroe County Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, St. John Fisher College, Series 1999:
        1,000    5.375%, 6/01/17 - RAAI Insured                                       6/09 at 102.00          AA          1,044,700
        2,365    5.375%, 6/01/24 - RAAI Insured                                       6/09 at 102.00          AA          2,468,894

          580   New York City Industrial Development Agency, New York, Civic         10/14 at 100.00          A-            602,336
                 Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34

          850   New York City Industrial Development Agency, New York, Civic          2/11 at 100.00          A-            879,597
                 Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

          500   New York City Industrial Development Agency, New York,                1/17 at 100.00         AAA            530,680
                 PILOT Revenue Bonds, Queens Baseball Stadium Project,
                 Series 2006, 5.000%, 1/01/36 - AMBAC Insured

          900   New York City Industrial Development Authority, New York,             9/16 at 100.00         AAA            953,712
                 PILOT Revenue Bonds, Yankee Stadium Project, Series 2006,
                 5.000%, 3/01/36 - MBIA Insured

          750   New York City Trust for Cultural Resources, New York, Revenue         7/10 at 101.00           A            804,360
                 Bonds, Museum of American Folk Art, Series 2000,
                 6.000%, 7/01/22 - ACA Insured

------------------------------------------------------------------------------------------------------------------------------------
       39,545   Total Education and Civic Organizations                                                                  42,039,931
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 0.5% (0.3% OF TOTAL INVESTMENTS)

        1,000   Liberty Development Corporation, New York, Goldman Sachs                No Opt. Call         AA-          1,141,750
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 17.9% (11.6% OF TOTAL INVESTMENTS)

           50   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 101.00         AAA             50,599
                 Mortgage Hospital Revenue Bonds, New York and Presbyterian
                 Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

          955   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AA-            985,589
                 Mortgage Hospital Revenue Bonds, St. James Mercy Hospital,
                 Series 1998, 5.250%, 2/01/18

        1,235   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          1,300,739
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        1,700   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          1,797,478
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

        4,500   Dormitory Authority of the State of New York, FHA-Insured             8/15 at 100.00          AA          4,647,375
                 Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005,
                 4.900%, 8/15/31

        3,750   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00        Baa1          4,042,725
                 Catholic Health Services of Long Island Obligated Group -
                 St. Catherine of Siena Medical Center, Series 2000A,
                 6.500%, 7/01/20

        8,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00         AAA          8,374,560
                 Catholic Health Services of Long Island Obligated Group -
                 St. Charles Hospital and Rehabilitation Center, Series 1999A,
                 5.500%, 7/01/22 - MBIA Insured

        1,200   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         Ba2          1,253,208
                 Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

        2,800   Dormitory Authority of the State of New York, Revenue Bonds,          7/16 at 100.00          AA          2,958,004
                 Memorial Sloan Kettering Cancer Center, Series 2006-1,
                 5.000%, 7/01/35

        3,400   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         BBB          3,640,754
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

        2,950   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          3,207,506
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        1,800   Dormitory Authority of the State of New York, Revenue Bonds,         11/16 at 100.00          A3          1,880,802
                 North Shore Long Island Jewish Obligated Group,
                 Series 2005A, 5.000%, 11/01/34


                                       23

                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       1,250   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1     $    1,322,963
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          900   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            951,273
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,000    5.250%, 2/15/21 - AMBAC Insured                                      2/13 at 100.00         AAA          1,070,770
        1,250    5.250%, 2/15/22 - AMBAC Insured                                      2/13 at 100.00         AAA          1,338,463

          745   New York City Industrial Development Agency, New York, Civic          7/12 at 100.00          B2            791,034
                 Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2001B, 6.375%, 7/01/31

          740   New York City Industrial Development Agency, New York, Civic          7/12 at 101.00          B2            793,961
                 Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2002C, 6.450%, 7/01/32

          940   New York State Medical Care Facilities Finance Agency,                8/07 at 100.00         AAA            946,486
                 FHA-Insured Mortgage Revenue Bonds, Hospital and Nursing
                 Home Projects, Series 1992B, 6.200%, 8/15/22

        1,100   Yonkers Industrial Development Agency, New York, Revenue              7/11 at 101.00          B+          1,184,403
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
       40,265   Total Health Care                                                                                        42,538,692
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.8% (3.8% OF TOTAL INVESTMENTS)

        4,530   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          4,811,087
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2001A:
        1,610    5.500%, 11/01/31                                                     5/11 at 101.00          AA          1,673,869
        2,000    5.600%, 11/01/42                                                     5/11 at 101.00          AA          2,079,500

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          910    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA            943,288
          450    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA            465,174

        1,500   New York City Housing Development Corporation, New York,              5/14 at 100.00          AA          1,578,240
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30

        1,160   New York City Housing Development Corporation, New York,             11/15 at 100.00          AA          1,178,351
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

        1,100   New York State Housing Finance Agency, Secured Mortgage               8/09 at 101.00         Aa1          1,135,849
                 Program Multifamily Housing Revenue Bonds, Series 1999I,
                 6.200%, 2/15/20 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       13,260   Total Housing/Multifamily                                                                                13,865,358
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 5.1% (3.3% OF TOTAL INVESTMENTS)

        2,295   New York State Mortgage Agency, Homeowner Mortgage                    4/15 at 100.00         Aa1          2,300,324
                 Revenue Bonds, Series 130, 4.650%, 4/01/27
                 (Alternative Minimum Tax)

        1,250   New York State Mortgage Agency, Homeowner Mortgage                    9/08 at 101.00         Aa1          1,274,350
                 Revenue Bonds, Series 73A, 5.250%, 10/01/17
                 (Alternative Minimum Tax)

          345   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1            347,391
                 Revenue Bonds, Series 83, 5.650%, 4/01/30
                 (Alternative Minimum Tax)

        6,350   New York State Mortgage Agency, Homeowner Mortgage                    4/11 at 100.00         Aa1          6,532,245
                 Revenue Bonds, Series 97, 5.500%, 4/01/31
                 (Alternative Minimum Tax)

        1,660   New York State Mortgage Agency, Mortgage Revenue Bonds,               4/13 at 101.00         Aaa          1,680,385
                 Thirty-Third Series A, 4.750%, 4/01/23
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       11,900   Total Housing/Single Family                                                                              12,134,695
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 7.3% (4.7% OF TOTAL INVESTMENTS)

        2,855   Dormitory Authority of the State of New York, FHA-Insured             8/07 at 102.00          AA          2,916,639
                 Mortgage Nursing Home Revenue Bonds, Hebrew Home
                 for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

$       1,520   Dormitory Authority of the State of New York, FHA-Insured             2/13 at 102.00         AAA     $    1,623,968
                 Nursing Home Mortgage Revenue Bonds, Shorefront Jewish
                 Geriatric Center Inc., Series 2002, 5.200%, 2/01/32

        1,100   Dormitory Authority of the State of New York, GNMA                    2/17 at 103.00          AA          1,194,886
                 Collateralized Revenue Bonds, Cabrini of Westchester
                 Project, Series 2006, 5.200%, 2/15/41

          645   Dormitory Authority of the State of New York, Non-State              11/16 at 100.00         Aa3            674,825
                 Supported Debt, Ozanam Hall of Queens Nursing Home
                 Revenue Bonds, Series 2006, 5.000%, 11/01/31

        1,375   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 102.00           A          1,497,526
                 Miriam Osborn Memorial Home Association, Series 2000B,
                 6.375%, 7/01/29 - ACA Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Providence Rest, Series 2005:
           50    5.125%, 7/01/30 - ACA Insured                                        7/15 at 100.00           A             52,448
          425    5.000%, 7/01/35 - ACA Insured                                        7/15 at 100.00           A            438,893

        1,350   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R          1,440,086
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

          630   New York State Medical Care Facilities Finance Agency,                8/07 at 101.00         AA+            637,352
                 FHA-Insured Mortgage Hospital and Nursing Home Revenue
                 Bonds, Series 1995C, 6.100%, 8/15/15

        2,755   Oswego County Industrial Development Agency, New York,                2/09 at 101.00         AAA          2,849,855
                 FHA-Insured Mortgage Assisted Civic Facility Revenue Bonds,
                 Bishop Commons Inc., Series 1999A, 5.375%, 2/01/49

        3,785   Syracuse Housing Authority, New York, FHA-Insured Mortgage            2/08 at 102.00         AAA          3,909,148
                 Revenue Bonds, Loretto Rest Residential Healthcare Facility,
                 Series 1997A, 5.600%, 8/01/17

------------------------------------------------------------------------------------------------------------------------------------
       16,490   Total Long-Term Care                                                                                     17,235,626
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 7.2% (4.7% OF TOTAL INVESTMENTS)

                Hudson Yards Infrastructure Corporation, New York, Revenue
                Bonds, 2006A:
        4,070    4.500%, 2/15/47 - MBIA Insured (UB)                                  2/17 at 100.00         AAA          4,024,375
        1,000    5.000%, 2/15/47 - FGIC Insured (UB)                                  2/17 at 100.00         AAA          1,059,020

        1,800   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00         AA-          1,949,562
                 Series 2004C, 5.250%, 8/15/16

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        2,500    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          2,673,925
        1,000    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA          1,067,470

        3,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          3,207,690
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

        1,350   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A          1,420,092
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Oneida County, New York, General Obligation Public
                Improvement Bonds, Series 2000:
          200    5.375%, 4/15/18 - MBIA Insured                                       4/09 at 102.00         AAA            210,868
          200    5.375%, 4/15/19 - MBIA Insured                                       4/09 at 102.00         AAA            210,868

                United Nations Development Corporation, New York, Senior
                Lien Revenue Bonds, Series 2004A:
          750    5.250%, 7/01/23                                                      1/08 at 100.00          A3            756,833
          500    5.250%, 7/01/24                                                      1/08 at 100.00          A3            504,555

------------------------------------------------------------------------------------------------------------------------------------
       16,370   Total Tax Obligation/General                                                                             17,085,258
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 31.7% (20.6% OF TOTAL INVESTMENTS)

        2,400   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA          2,547,672
                 Series 2003A, 5.000%, 11/01/23

          250   Dormitory Authority of the State of New York, Department              7/15 at 100.00         AAA            263,900
                 of Health Revenue Bonds, Series 2005A, 5.000%, 7/01/25 -
                 CIFG Insured

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health
                Services Facilities, Series 2000D:
           35    5.875%, 2/15/18 - FSA Insured                                        8/10 at 100.00         AAA             37,399
           30    5.875%, 2/15/19 - FSA Insured                                        8/10 at 100.00         AAA             32,056
           40    5.875%, 8/15/19 - FSA Insured                                        8/10 at 100.00         AAA             42,741

                Dormitory Authority of the State of New York, Lease Revenue
                Bonds, Nassau County Board of Cooperative Educational
                Services, Series 2001A:
        1,265    5.250%, 8/15/17 - FSA Insured                                        8/11 at 100.00         AAA          1,338,231
        1,385    5.250%, 8/15/18 - FSA Insured                                        8/11 at 100.00         AAA          1,470,053


                                       25

                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         955   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA     $    1,006,064
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA          1,058,970
                 Mental Health Services Facilities Improvements,
                 Series 2005D-1, 5.000%, 8/15/23 - FGIC Insured

          690   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA            737,493
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

                Dormitory Authority of the State of New York, State Personal
                Income Tax Revenue Bonds, Education, Series 2006C:
          705    5.000%, 12/15/31 (UB)                                               12/16 at 100.00         AAA            752,157
        1,350    5.000%, 12/15/35 (UB)                                               12/16 at 100.00         AAA          1,438,074
        5,340    5.000%, 12/15/35 (UB)                                               12/16 at 100.00         AAA          5,688,382

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        5,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          5,345,550
        2,500    5.000%, 11/15/30                                                    11/12 at 100.00          AA          2,593,450

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        2,175    5.750%, 7/01/18                                                        No Opt. Call         AA-          2,507,427
        2,000    5.125%, 1/01/29                                                      7/12 at 100.00         AA-          2,102,620
        1,300    5.000%, 7/01/30 - AMBAC Insured                                      7/12 at 100.00         AAA          1,351,896

        1,680   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB          1,768,015
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,000    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,062,190
        2,670    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          2,834,258
        2,125    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA          2,254,328
        1,520    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,609,467

        2,665   New York City Transitional Finance Authority, New York, Future        2/13 at 100.00         AAA          2,812,295
                 Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23

        1,800   New York Convention Center Development Corporation, Hotel            11/15 at 100.00         AAA          1,891,494
                 Unit Fee Revenue Bonds, Series 2005, 5.000%, 11/15/44 -
                 AMBAC Insured

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,053,680
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

        2,030   New York State Housing Finance Agency, State Personal                 9/15 at 100.00         AAA          2,140,879
                 Income Tax Revenue Bonds, Economic Development and
                 Housing, Series 2006A, 5.000%, 3/15/36

        5,600   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          6,454,448
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

        6,500   New York State Thruway Authority, State Personal Income               3/12 at 100.00         AAA          6,852,755
                 Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21

        6,700   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AAA          7,200,892
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 -
                 AMBAC Insured

        3,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          3,249,660
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        3,715   New York State Urban Development Corporation, Service                   No Opt. Call         AA-          3,939,720
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       70,425   Total Tax Obligation/Limited                                                                             75,438,216
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 13.2% (8.6% OF TOTAL INVESTMENTS)

        1,095   Albany Parking Authority, New York, Revenue Bonds,                   10/11 at 101.00        BBB+          1,144,417
                 Series 2001B, 5.250%, 10/15/12

        1,500   Metropolitan Transportation Authority, New York, Transportation         No Opt. Call         AAA          1,634,475
                 Revenue Bonds, Series 2003A, 5.000%, 11/15/15 -
                 FGIC Insured

        1,900   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2          1,898,252
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       2,830   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA     $    2,985,027
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
        1,100    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA          1,165,098
        3,100    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          3,279,025

        1,000   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          1,041,920
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
        2,300    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          2,448,120
        1,080    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA          1,145,696

        1,925   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          1,963,596
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.750%, 10/15/26 - MBIA Insured (Alternative Minimum Tax)

        2,040   Puerto Rico Ports Authority, Special Facilities Revenue Bonds,        6/07 at 101.00        CCC+          2,058,870
                 American Airlines Inc., Series 1996A, 6.250%, 6/01/26
                 (Alternative Minimum Tax)

        2,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         Aa2          2,086,100
                 Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/19

        5,750   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         Aa2          6,060,500
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

        2,400   Triborough Bridge and Tunnel Authority, New York, Subordinate        11/12 at 100.00         AAA          2,579,688
                 Lien General Purpose Revenue Refunding Bonds, Series 2002E,
                 5.250%, 11/15/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       30,020   Total Transportation                                                                                     31,490,784
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 28.8% (18.7% OF TOTAL INVESTMENTS) (4)

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 2000D:
          155    5.875%, 2/15/18 (Pre-refunded 8/15/10) - FSA Insured                 8/10 at 100.00         AAA            166,284
          155    5.875%, 2/15/19 (Pre-refunded 8/15/10) - FSA Insured                 8/10 at 100.00         AAA            166,284
          180    5.875%, 8/15/19 (Pre-refunded 8/15/10) - FSA Insured                 8/10 at 100.00         AAA            193,104

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/12 at 100.00         AAA          1,084,950
                 Columbia University, Series 2002B, 5.375%, 7/01/19
                 (Pre-refunded 7/01/12)

        1,200   Dormitory Authority of the State of New York, Revenue Bonds,          3/13 at 100.00         AAA          1,310,268
                 State Personal Income Tax, Series 2003A, 5.375%, 3/15/22
                 (Pre-refunded 3/15/13)

        5,535   Dormitory Authority of the State of New York, Revenue Bonds,          5/12 at 101.00         AAA          5,939,221
                 State University Educational Facilities, Series 2002A,
                 5.000%, 5/15/17 (Pre-refunded 5/15/12) - FGIC Insured

          845   Erie County Tobacco Asset Securitization Corporation, New York,       7/10 at 101.00         AAA            913,377
                 Senior Tobacco Settlement Asset-Backed Bonds, Series 2000,
                 6.000%, 7/15/20 (Pre-refunded 7/15/10)

          525   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA            539,191
                 Revenue Bonds, Series 1998A, 5.125%, 12/01/22
                 (Pre-refunded 6/01/08) - FSA Insured

        5,000   Long Island Power Authority, New York, Electric System General        9/11 at 100.00      A- (4)          5,360,550
                 Revenue Bonds, Series 2001A, 5.375%, 9/01/25
                 (Pre-refunded 9/01/11)

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
        1,500    5.750%, 6/15/17 (Pre-refunded 6/15/11) - FGIC Insured                6/11 at 101.00         Aaa          1,638,030
        1,500    5.750%, 6/15/18 (Pre-refunded 6/15/11) - FGIC Insured                6/11 at 101.00         Aaa          1,638,030

        5,000   Metropolitan Transportation Authority, New York, Dedicated           10/15 at 100.00         AAA          5,274,600
                 Tax Fund Bonds, Series 1998A, 4.500%, 4/01/18
                 (Pre-refunded 10/01/15) - FGIC Insured

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          400    6.000%, 6/01/15 (Pre-refunded 6/01/10)                               6/10 at 101.00         AAA            431,876
          665    6.150%, 6/01/25 (Pre-refunded 6/01/10)                               6/10 at 101.00         AAA            707,507

        2,500   Nassau County Tobacco Settlement Corporation, New York,               7/09 at 101.00         AAA          2,680,125
                 Tobacco Settlement Asset-Backed Bonds, Series 1999A,
                 6.500%, 7/15/27 (Pre-refunded 7/15/09)


                                       27

                        Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       1,250   New York City Industrial Development Agency, New York,                7/10 at 102.00     N/R (4)     $    1,386,150
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2000, 8.125%, 7/01/19
                 (Pre-refunded 7/01/10)

        2,000   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          2,133,460
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001A, 5.500%, 6/15/33 (Pre-refunded 6/15/10)

        1,000   New York City Trust for Cultural Resources, New York, Revenue         7/09 at 101.00         AAA          1,055,620
                 Bonds, American Museum of Natural History, Series 1999A,
                 5.750%, 7/01/29 (Pre-refunded 7/01/09) - AMBAC Insured

          245   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         AAA            263,451
                 Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23
                 (Pre-refunded 6/01/10)

          285   New York State Urban Development Corporation, Service                 1/11 at 100.00      A1 (4)            303,884
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Pre-refunded 1/01/11)

        2,950   New York State Urban Development Corporation, State Personal          3/13 at 100.00         AAA          3,162,312
                 Income Tax Revenue Bonds, Series 2003B, 5.000%, 3/15/22
                 (Pre-refunded 3/15/13)

                New York State Urban Development Corporation, State Personal
                Income Tax Revenue Bonds, State Facilities and Equipment,
                Series 2002A:
        2,860    5.375%, 3/15/19 (Pre-refunded 3/15/12)                               3/12 at 100.00         AAA          3,087,913
        2,000    5.375%, 3/15/20 (Pre-refunded 3/15/12)                               3/12 at 100.00         AAA          2,159,380

        2,095   Niagara Falls, Niagara County, New York, General Obligation             No Opt. Call         AAA          2,311,581
                 Water Treatment Plant Bonds, Series 1994, 8.000%, 11/01/09 -
                 MBIA Insured (Alternative Minimum Tax) (ETM)

        1,600   Triborough Bridge and Tunnel Authority, New York, General               No Opt. Call         AAA          1,753,312
                 Purpose Revenue Bonds, Series 1993B, 5.000%, 1/01/20 (ETM)

        7,500   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00         AAA          8,735,775
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30
                 (Pre-refunded 1/01/22)

        3,750   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         AAA          3,999,750
                 Series 1999-1, 6.250%, 7/15/27 (Mandatory put 7/15/19)
                 (Pre-refunded 7/15/09)

        3,480   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00    BBB+ (4)          3,828,592
                 Loan Note, Series 1999A, 6.500%, 10/01/24
                 (Pre-refunded 10/01/10)

        3,000   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         AAA          3,315,870
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)

        2,520   Yonkers Industrial Development Agency, New York, Revenue              2/11 at 100.00    BBB- (4)          2,791,177
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       62,695   Total U.S. Guaranteed                                                                                    68,331,624
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 8.5% (5.5% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        3,100    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          3,305,189
        3,100    5.000%, 12/01/24 - FGIC Insured                                      6/16 at 100.00         AAA          3,302,740

        2,500   New York City Industrial Development Agency, New York,               10/08 at 102.00        BBB-          2,536,325
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners LP,
                 Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

        2,000   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3          2,087,080
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001D,
                 5.550%, 11/15/24 (Mandatory put 11/15/15)

        4,000   Power Authority of the State of New York, General Revenue            11/10 at 100.00         Aa2          4,182,080
                 Bonds, Series 2000A, 5.250%, 11/15/40

          820   Power Authority of the State of New York, General Revenue            11/15 at 100.00         AAA            881,631
                 Bonds, Series 2006A, 5.000%, 11/15/19 - FGIC Insured

        4,000   Suffolk County Industrial Development Agency, New York,               1/09 at 101.00         N/R          3,983,800
                 Revenue Bonds, Nissequogue Cogeneration Partners Facility,
                 Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       19,520   Total Utilities                                                                                          20,278,845
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 7.2% (4.7% OF TOTAL INVESTMENTS)

          700   Monroe County Water Authority, New York, Water System                 8/11 at 101.00          AA            741,055
                 Revenue Bonds, Series 2001, 5.150%, 8/01/22

        2,495   New York City Municipal Water Finance Authority, New York,            6/10 at 101.00         AAA          2,693,053
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000B, 6.100%, 6/15/31 - MBIA Insured


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       2,000   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00         AA+     $    2,152,880
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001D, 5.500%, 6/15/17

        2,225   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00         AA+          2,397,213
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2003A, 5.375%, 6/15/19

                New York State Environmental Facilities Corporation, State Clean
                Water and Drinking Water Revolving Funds Revenue Bonds, Pooled
                Loan Issue, Series 2002F:
        1,000    5.250%, 11/15/17                                                    11/12 at 100.00         AAA          1,078,550
        3,345    5.250%, 11/15/19                                                    11/12 at 100.00         AAA          3,608,618
        4,060    5.250%, 11/15/20                                                    11/12 at 100.00         AAA          4,384,230
------------------------------------------------------------------------------------------------------------------------------------
       15,825   Total Water and Sewer                                                                                    17,055,599
------------------------------------------------------------------------------------------------------------------------------------
$     344,365   Total Investments (cost $348,308,881) - 153.9%                                                          365,839,178
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (3.5)%                                                                       (8,305,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                      4,433,576
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.3)%                                                       (124,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 237,667,754
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT MARCH 31, 2007:
                                     FUND                                      FIXED RATE                                UNREALIZED
                  NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE         PAYMENT  EFFECTIVE    TERMINATION    APPRECIATION
COUNTERPARTY        AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)      FREQUENCY    DATE (5)          DATE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  $7,000,000            Pay  3-Month USD-LIBOR        5.771%  Semi-Annually    7/20/07        7/20/34        $377,674
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen New York Dividend Advantage Municipal Fund (NAN)
                        Portfolio of
                                INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.4% (0.2% OF TOTAL INVESTMENTS)

$         500   New York City Industrial Development Agency, New York,                9/15 at 100.00        BBB-     $      517,555
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 2.7% (1.9% OF TOTAL INVESTMENTS)

           40   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB             40,883
                 Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23

          445   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            458,537
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          895   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            937,316
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          365   Rensselaer Tobacco Asset Securitization Corporation, New York,        6/12 at 100.00         BBB            375,271
                 Tobacco Settlement Asset-Backed Bonds, Series 2001A,
                 5.200%, 6/01/25

                TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
        1,030    4.750%, 6/01/22                                                      6/16 at 100.00         BBB          1,034,120
        1,125    5.000%, 6/01/26                                                      6/16 at 100.00         BBB          1,142,370

------------------------------------------------------------------------------------------------------------------------------------
        3,900   Total Consumer Staples                                                                                    3,988,497
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 16.5% (10.8% OF TOTAL INVESTMENTS)

          160   Albany Industrial Development Agency, New York, Revenue               4/17 at 100.00         N/R            161,947
                 Bonds, Brighter Choice Charter Schools, Series 2007A,
                 5.000%, 4/01/37

          120   Cattaraugus County Industrial Development Agency, New York,           5/16 at 100.00        BBB-            124,838
                 Revenue Bonds, St. Bonaventure University, Series 2006,
                 5.000%, 5/01/23

        1,635   Dormitory Authority of the State of New York, General Revenue         7/17 at 100.00          AA          1,711,698
                 Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 -
                 RAAI Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          1,080,830
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

          845   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            964,246
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         AAA            530,090
                 Fashion Institute of Technology, Series 2000, 5.375%, 7/01/20 -
                 FSA Insured

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,          7/09 at 101.00          AA          1,321,075
                 Marymount Manhattan College, Series 1999, 6.250%, 7/01/29 -
                 RAAI Insured

                Dormitory Authority of the State of New York, Revenue Bonds,
                Pratt Institute, Series 1999:
        1,750    6.000%, 7/01/20 - RAAI Insured                                       7/09 at 102.00          AA          1,860,688
          750    6.000%, 7/01/28 - RAAI Insured                                       7/09 at 102.00          AA            795,503

          370   Hempstead Town Industrial Development Agency, New York,              10/15 at 100.00          A-            386,809
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/35

                Kenmore Housing Authority, New York, Revenue Bonds, State
                University of New York at Buffalo Student Apartment Project,
                Series 1999A:
        3,050    5.500%, 8/01/19 - RAAI Insured                                       8/09 at 102.00          AA          3,198,047
        2,750    5.500%, 8/01/24 - RAAI Insured                                       8/09 at 102.00          AA          2,886,373

        3,070   Monroe County Industrial Development Agency, New York,                6/09 at 102.00          AA          3,204,865
                 Civic Facility Revenue Bonds, St. John Fisher College,
                 Series 1999, 5.375%, 6/01/24 - RAAI Insured


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$         330   New York City Industrial Development Agency, New York, Civic         10/14 at 100.00          A-     $      342,708
                 Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34

        1,800   New York City Industrial Development Agency, New York, Civic          2/11 at 100.00          A-          1,862,676
                 Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

          250   New York City Industrial Development Agency, New York,                1/17 at 100.00         AAA            265,340
                 PILOT Revenue Bonds, Queens Baseball Stadium Project,
                 Series 2006, 5.000%, 1/01/36 - AMBAC Insured

          450   New York City Industrial Development Authority, New York,             9/16 at 100.00         AAA            476,856
                 PILOT Revenue Bonds, Yankee Stadium Project, Series 2006,
                 5.000%, 3/01/36 - MBIA Insured

          500   New York City Trust for Cultural Resources, New York, Revenue         7/10 at 101.00           A            536,240
                 Bonds, Museum of American Folk Art, Series 2000,
                 6.000%, 7/01/22 - ACA Insured

        1,500   Niagara County Industrial Development Agency, New York,              11/11 at 101.00          AA          1,606,965
                 Civic Facility Revenue Bonds, Niagara University,
                 Series 2001A, 5.350%, 11/01/23 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,080   Total Education and Civic Organizations                                                                  23,317,794
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 0.5% (0.3% OF TOTAL INVESTMENTS)

          600   Liberty Development Corporation, New York, Goldman Sachs                No Opt. Call         AA-            685,050
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 34.2% (22.3% OF TOTAL INVESTMENTS)

                Albany Industrial Development Agency, New York, Revenue
                Bonds, Albany Medical Center, Series 1999:
        1,120    6.000%, 5/01/19                                                      5/09 at 101.00         N/R          1,142,232
        1,460    6.000%, 5/01/29                                                      5/09 at 101.00         N/R          1,486,149

        2,330   Dormitory Authority of the State of New York, FHA-Insured             2/09 at 101.00         AAA          2,413,717
                 Mortgage Hospital Revenue Bonds, Memorial Hospital
                 of William F. and Gertrude F. Jones Inc., Series 1999,
                 5.250%, 8/01/19 - MBIA Insured

        4,825   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA          5,037,783
                 Mortgage Hospital Revenue Bonds, Montefiore Medical
                 Center, Series 1999, 5.450%, 8/01/29 - AMBAC Insured

                Dormitory Authority of the State of New York, FHA-Insured
                Mortgage Hospital Revenue Bonds, Victory Memorial Hospital,
                Series 1999:
        1,925    5.250%, 8/01/15 - MBIA Insured                                       8/09 at 101.00         AAA          1,999,671
        2,000    5.375%, 8/01/25 - MBIA Insured                                       8/09 at 101.00         AAA          2,088,900

          625   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA            658,269
                 Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                 5.000%, 8/01/29 - FGIC Insured

        2,000   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00          AA          2,052,860
                 Nursing Home Mortgage Revenue Bonds, Gurwin Jewish
                 Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41

        2,600   Dormitory Authority of the State of New York, FHA-Insured             8/15 at 100.00          AA          2,685,150
                 Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005,
                 4.900%, 8/15/31

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds, Franciscan Health Partnership Obligated Group - Frances
                Shervier Home and Hospital, Series 1997:
        2,000    5.500%, 7/01/17 - RAAI Insured                                       7/07 at 102.00          AA          2,047,300
        2,000    5.500%, 7/01/27 - RAAI Insured                                       7/07 at 102.00          AA          2,047,100

        2,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00        Baa1          2,156,120
                 Catholic Health Services of Long Island Obligated Group -
                 St. Catherine of Siena Medical Center, Series 2000A,
                 6.500%, 7/01/20

                Dormitory Authority of the State of New York, Revenue Bonds,
                Lenox Hill Hospital Obligated Group, Series 2001:
          165    5.375%, 7/01/20                                                      7/11 at 101.00         Ba2            172,184
          500    5.500%, 7/01/30                                                      7/11 at 101.00         Ba2            522,170

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,          7/16 at 100.00          AA          1,584,645
                 Memorial Sloan Kettering Cancer Center, Series 2006-1,
                 5.000%, 7/01/35


                                       31

                        Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$       1,575   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         BBB     $    1,686,526
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.500%, 7/01/25

          250   Dormitory Authority of the State of New York, Revenue Bonds,          7/08 at 100.00         BBB            253,985
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

        1,425   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA          1,549,388
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,         11/16 at 100.00          A3          1,044,890
                 North Shore Long Island Jewish Obligated Group,
                 Series 2005A, 5.000%, 11/01/34

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            529,185
                 South Nassau Communities Hospital, Series 2003B,
                 5.500%, 7/01/23

          600   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            634,182
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

        1,850   Dormitory Authority of the State of New York, Secured Hospital        2/08 at 101.50         AAA          1,903,817
                 Revenue Refunding Bonds, Wyckoff Heights Medical Center,
                 Series 1998H, 5.300%, 8/15/21 - MBIA Insured

          905   East Rochester Housing Authority, New York, Senior Living             8/16 at 101.00         N/R            933,055
                 Revenue Bonds, Woodland Village Project, Series 2006,
                 5.500%, 8/01/33

          420   Livingston County Industrial Development Agency, New York,            7/10 at 100.00          BB            434,977
                 Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital,
                 Series 2005, 6.000%, 7/01/30

        1,750   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA          1,873,848
                 Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 -
                 AMBAC Insured

          580   New York City Industrial Development Agency, New York, Civic          7/12 at 100.00          B2            615,838
                 Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2001B, 6.375%, 7/01/31

          100   New York City Industrial Development Agency, New York, Civic          7/12 at 101.00          B2            107,292
                 Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2002C, 6.450%, 7/01/32

        4,000   Ulster County Industrial Development Agency, New York, Civic         11/09 at 101.00          A2          4,145,320
                 Facility Revenue Bonds, Kingston Hospital, Series 1999,
                 5.650%, 11/15/24

        3,595   Yates County Industrial Development Agency, New York,                 8/09 at 101.00         AAA          3,767,632
                 FHA-Insured Civic Facility Mortgage Revenue Bonds,
                 Soldiers and Sailors Memorial Hospital, Series 1999A,
                 5.650%, 2/01/39

          650   Yonkers Industrial Development Agency, New York, Revenue              7/11 at 101.00          B+            699,875
                 Bonds, St. John's Riverside Hospital, Series 2001A,
                 7.125%, 7/01/31

------------------------------------------------------------------------------------------------------------------------------------
       46,250   Total Health Care                                                                                        48,274,060
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 5.2% (3.4% OF TOTAL INVESTMENTS)

        2,585   New York City Housing Development Corporation, New York,              7/15 at 100.00         AAA          2,745,399
                 Capital Fund Program Revenue Bonds, Series 2005A,
                 5.000%, 7/01/25 - FGIC Insured

        3,000   New York City Housing Development Corporation, New York,              5/11 at 101.00          AA          3,119,010
                 Multifamily Housing Revenue Bonds, Series 2001A,
                 5.500%, 11/01/31

          750   New York City Housing Development Corporation, New York,              5/14 at 100.00          AA            789,120
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30

          680   New York City Housing Development Corporation, New York,             11/15 at 100.00          AA            690,758
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

------------------------------------------------------------------------------------------------------------------------------------
        7,015   Total Housing/Multifamily                                                                                 7,344,287
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.5% (2.3% OF TOTAL INVESTMENTS)

          645   Guam Housing Corporation, Mortgage-Backed Securities                    No Opt. Call         AAA            701,431
                 Program Single Family Mortgage Revenue Bonds,
                 Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)

        1,350   New York State Mortgage Agency, Homeowner Mortgage                    4/15 at 100.00         Aa1          1,353,132
                 Revenue Bonds, Series 130, 4.650%, 4/01/27
                 (Alternative Minimum Tax)

        1,960   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1          1,973,583
                 Revenue Bonds, Series 82, 5.650%, 4/01/30
                 (Alternative Minimum Tax)


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY (continued)

$         840   New York State Mortgage Agency, Mortgage Revenue Bonds,               4/13 at 101.00         Aaa     $      850,315
                 Thirty-Third Series A, 4.750%, 4/01/23
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,795   Total Housing/Single Family                                                                               4,878,461
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 5.2% (3.4% OF TOTAL INVESTMENTS)

          430   Amherst Industrial Development Agency, New York, Civic                1/17 at 102.00         N/R            436,011
                 Facilities Revenue Bonds, Beechwood Health Care Center
                 Inc., Series 2007, 5.200%, 1/01/40

                Appleridge Retirement Community Inc., New York, GNMA
                Collateralized Mortgage Revenue Bonds, Series 1999:
        1,150    5.700%, 9/01/31                                                      9/09 at 102.00         Aaa          1,218,529
        1,250    5.750%, 9/01/41                                                      9/09 at 102.00         Aaa          1,325,925

          600   Dormitory Authority of the State of New York, GNMA                    2/17 at 103.00          AA            651,756
                 Collateralized Revenue Bonds, Cabrini of Westchester Project,
                 Series 2006, 5.200%, 2/15/41

          375   Dormitory Authority of the State of New York, Non-State              11/16 at 100.00         Aa3            392,340
                 Supported Debt, Ozanam Hall of Queens Nursing Home
                 Revenue Bonds, Series 2006, 5.000%, 11/01/31

          250   Dormitory Authority of the State of New York, Revenue Bonds,          7/15 at 100.00           A            258,173
                 Providence Rest, Series 2005, 5.000%, 7/01/35 - ACA Insured

          750   New York City Industrial Development Agency, New York, Civic          7/11 at 101.00         N/R            800,048
                 Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2001A-1, 7.250%, 7/01/16

        2,190   Yonkers Industrial Development Agency, New York, FHA-Insured          2/09 at 101.00         AAA          2,262,401
                 Mortgage Revenue Bonds, Michael Malotz Skilled Nursing
                 Pavilion, Series 1999, 5.450%, 2/01/29 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,995   Total Long-Term Care                                                                                      7,345,183
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 10.4% (6.8% OF TOTAL INVESTMENTS)

                Hudson Yards Infrastructure Corporation, New York, Revenue
                Bonds, 2006A:
        2,200    4.500%, 2/15/47 - MBIA Insured (UB)                                  2/17 at 100.00         AAA          2,175,338
          600    5.000%, 2/15/47 - FGIC Insured (UB)                                  2/17 at 100.00         AAA            635,412

        2,600   New York City, New York, General Obligation Bonds, Fiscal             5/09 at 101.00         AAA          2,686,580
                 Series 1999J, 5.125%, 5/15/29 - MBIA Insured

        1,000   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00         AA-          1,083,090
                 Series 2004C, 5.250%, 8/15/16

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,500    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          1,604,355
          600    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA            640,482

          800   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            841,536
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Rochester, New York, General Obligation Bonds, Series 1999:
          720    5.250%, 10/01/18 - MBIA Insured                                        No Opt. Call         AAA            808,337
          720    5.250%, 10/01/19 - MBIA Insured                                        No Opt. Call         AAA            811,274

        2,280   Rockland County, New York, General Obligation Bonds,                 10/09 at 101.00         AA-          2,448,150
                 Series 1999, 5.600%, 10/15/16

                United Nations Development Corporation, New York, Senior
                Lien Revenue Bonds, Series 2004A:
          500    5.250%, 7/01/23                                                      1/08 at 100.00          A3            504,555
          500    5.250%, 7/01/24                                                      1/08 at 100.00          A3            504,555

------------------------------------------------------------------------------------------------------------------------------------
       14,020   Total Tax Obligation/General                                                                             14,743,664
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 32.9% (21.5% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA          1,083,150
                 Series 2003A, 5.250%, 11/01/21

        1,155   Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue       9/15 at 100.00         AAA          1,239,234
                 State Aid Secured Bonds, Series 2005A, 5.000%, 9/01/18 -
                 MBIA Insured

          590   Dormitory Authority of the State of New York, Department              7/15 at 100.00         AAA            639,424
                 of Health Revenue Bonds, Series 2005A, 5.250%, 7/01/24 -
                 CIFG Insured


                                       33

                        Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$          35   Dormitory Authority of the State of New York, Improvement             8/10 at 100.00         AAA     $       37,399
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 2000D, 5.875%, 8/15/18 - FSA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA            526,735
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

        1,000   Dormitory Authority of the State of New York, Service Contract        4/12 at 100.00         AA-          1,057,740
                 Bonds, Child Care Facilities Development Program,
                 Series 2002, 5.375%, 4/01/19

          185   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA            197,734
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

                Dormitory Authority of the State of New York, State Personal
                Income Tax Revenue Bonds,
                Education, Series 2006C:
          405    5.000%, 12/15/31 (UB)                                               12/16 at 100.00         AAA            432,090
          810    5.000%, 12/15/35 (UB)                                               12/16 at 100.00         AAA            862,844
        6,240    5.000%, 12/15/35 (UB)                                               12/16 at 100.00         AAA          6,647,098

          550   Erie County Industrial Development Agency, New York, School           5/14 at 100.00         AAA            615,335
                 Facility Revenue Bonds, Buffalo City School District,
                 Series 2004, 5.750%, 5/01/26 - FSA Insured

                Metropolitan Transportation Authority, New York, Dedicated
                Tax Fund Bonds, Series 2002A:
        2,000    5.250%, 11/15/25 - FSA Insured                                      11/12 at 100.00         AAA          2,138,220
        2,000    5.000%, 11/15/30                                                    11/12 at 100.00          AA          2,074,760

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
        1,700    5.750%, 1/01/17                                                        No Opt. Call         AA-          1,940,397
        1,000    5.125%, 1/01/29                                                      7/12 at 100.00         AA-          1,051,310

        1,130   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB          1,189,201
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,000    5.000%, 10/15/24 - MBIA Insured                                     10/14 at 100.00         AAA          1,062,190
        1,100    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          1,167,672
          810    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            859,297
        1,875    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA          1,985,363

        1,670   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,762,301
                 Future Tax Secured Bonds, Fiscal Series 2003E, 5.000%, 2/01/23

          700   New York Convention Center Development Corporation,                  11/15 at 100.00         AAA            735,581
                 Hotel Unit Fee Revenue Bonds, Series 2005,
                 5.000%, 11/15/44 - AMBAC Insured

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,053,680
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

        1,190   New York State Housing Finance Agency, State Personal Income          9/15 at 100.00         AAA          1,254,998
                 Tax Revenue Bonds, Economic Development and Housing,
                 Series 2006A, 5.000%, 3/15/36

        3,400   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          3,918,772
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured

                New York State Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        4,000    5.250%, 6/01/20 - AMBAC Insured                                      6/13 at 100.00         AAA          4,299,040
        2,000    5.250%, 6/01/22 - AMBAC Insured                                      6/13 at 100.00         AAA          2,142,720

        1,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          1,083,220
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        3,345   Suffolk County Judicial Facilities Agency, New York, Service         10/09 at 101.00         AAA          3,505,895
                 Agreement Revenue Bonds, John P. Colahan Court Complex,
                 Series 1999, 5.250%, 10/15/15 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       43,390   Total Tax Obligation/Limited                                                                             46,563,400
------------------------------------------------------------------------------------------------------------------------------------


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 14.0% (9.1% OF TOTAL INVESTMENTS)

$         700   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+     $      743,897
                 Series 2001A, 5.625%, 7/15/25

        1,000   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA          1,065,970
                 Revenue Refunding Bonds, Series 2002A, 5.125%, 11/15/22 -
                 FGIC Insured

        1,750   New York City Industrial Development Agency, New York,                8/16 at 101.00           B          2,124,588
                 American Airlines-JFK International Airport Special Facility
                 Revenue Bonds, Series 2005, 7.750%, 8/01/31
                 (Alternative Minimum Tax)

          105   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2            104,903
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00           B          1,182,100
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28
                 (Alternative Minimum Tax)

          450   New York City Industrial Development Authority, New York,             5/12 at 100.00           B            445,707
                 JetBlue, 5.000%, 5/15/20 (Alternative Minimum Tax)

          865   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA            912,385
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
          700    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA            741,426
        2,100    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          2,221,275

          500   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA            520,960
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
          800    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA            862,768
        1,300    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          1,383,720
          615    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA            652,410

        3,000   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          3,060,150
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.750%, 10/15/26 - MBIA Insured (Alternative Minimum Tax)

        1,000   Triborough Bridge and Tunnel Authority, New York, General             1/12 at 100.00         Aa2          1,065,130
                 Purpose Revenue Bonds, Series 2001A, 5.250%, 1/01/16

        2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         Aa2          2,635,000
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

------------------------------------------------------------------------------------------------------------------------------------
       18,385   Total Transportation                                                                                     19,722,389
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 18.7% (12.2% OF TOTAL INVESTMENTS) (4)

          510   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         AAA            551,269
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)

          885   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA            908,922
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22
                 (Pre-refunded 6/01/08) - FSA Insured

        1,250   Metropolitan Transportation Authority, New York, Commuter             7/07 at 102.00         AAA          1,279,388
                 Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                 AMBAC Insured (ETM)

        5,520   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA          6,079,894
                 Tax Fund Bonds, Series 1999A, 5.250%, 4/01/23
                 (Pre-refunded 10/01/14) - FSA Insured

                Monroe Tobacco Asset Securitization Corporation, New York,
                Tobacco Settlement Asset-Backed Bonds, Series 2000:
          265    6.000%, 6/01/15 (Pre-refunded 6/01/10)                               6/10 at 101.00         AAA            286,118
        1,520    6.150%, 6/01/25 (Pre-refunded 6/01/10)                               6/10 at 101.00         AAA          1,617,158

          620   New York City Industrial Development Agency, New York,                7/10 at 102.00     N/R (4)            687,530
                 Civic Facility Revenue Bonds, Special Needs Facilities Pooled
                 Program, Series 2000, 8.125%, 7/01/19 (Pre-refunded 7/01/10)

        2,400   New York City, New York, General Obligation Bonds, Fiscal             5/09 at 101.00         AAA          2,498,640
                 Series 1999J, 5.125%, 5/15/29 (Pre-refunded 5/15/09) -
                 MBIA Insured


                                       35

                        Nuveen New York Dividend Advantage Municipal Fund (NAN) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$         160   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         AAA     $      172,050
                 Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23
                 (Pre-refunded 6/01/10)

        1,000   New York State Thruway Authority, Highway and Bridge Trust            4/13 at 100.00         AAA          1,085,830
                 Fund Bonds, Second Generation, Series 2003A,
                 5.250%, 4/01/23 (Pre-refunded 4/01/13) - MBIA Insured

        1,000   New York State Urban Development Corporation, State                   3/12 at 100.00         AAA          1,068,440
                 Personal Income Tax Revenue Bonds, State Facilities and
                 Equipment, Series 2002A, 5.125%, 3/15/27
                 (Pre-refunded 3/15/12)

        3,000   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00     Aa2 (4)          3,412,860
                 Purpose Revenue Bonds, Series 1997A, 5.250%, 1/01/28
                 (Pre-refunded 1/01/22)

        2,250   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         AAA          2,399,850
                 Series 1999-1, 6.250%, 7/15/27 (Mandatory put 7/15/19)
                 (Pre-refunded 7/15/09)

          600   Utica Industrial Development Agency, New York, Revenue                6/09 at 101.00     N/R (4)            643,428
                 Bonds, Utica College, Series 2004A, 6.875%, 12/01/34
                 (Pre-refunded 6/01/09)

          750   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00    BBB+ (4)            825,128
                 Loan Note, Series 1999A, 6.500%, 10/01/24
                 (Pre-refunded 10/01/10)

        1,250   Westchester Tobacco Asset Securitization Corporation,                 7/10 at 101.00         AAA          1,381,613
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)

        1,400   Yonkers Industrial Development Agency, New York, Revenue              2/11 at 100.00    BBB- (4)          1,550,654
                 Bonds, Community Development Properties - Yonkers Inc.
                 Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       24,380   Total U.S. Guaranteed                                                                                    26,448,772
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 6.5% (4.2% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        2,500    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          2,665,475
        2,500    5.000%, 12/01/24 - FGIC Insured                                      6/16 at 100.00         AAA          2,663,500

          250   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            261,927
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001C,
                 5.625%, 11/15/24 (Mandatory put 11/15/14)
                 (Alternative Minimum Tax)

          600   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            631,864
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001B,
                 5.550%, 11/15/24 (Mandatory put 11/15/13)
                 (Alternative Minimum Tax)

        2,000   Power Authority of the State of New York, General Revenue            11/10 at 100.00         Aa2          2,091,738
                 Bonds, Series 2000A, 5.250%, 11/15/30

          465   Power Authority of the State of New York, General Revenue            11/15 at 100.00         AAA            499,947
                 Bonds, Series 2006A, 5.000%, 11/15/19 - FGIC Insured

          370   Suffolk County Industrial Development Agency, New York,                 No Opt. Call         N/R            369,502
                 Revenue Bonds, Nissequogue Cogeneration Partners Facility,
                 Series 1998, 4.875%, 1/01/08 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        8,685   Total Utilities                                                                                           9,183,953
------------------------------------------------------------------------------------------------------------------------------------


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 2.4% (1.6% OF TOTAL INVESTMENTS)

$       1,130   New York City Municipal Water Finance Authority, New York,            6/12 at 100.00         AA+     $    1,217,462
                 Water and Sewerage System Revenue Bonds,
                 Fiscal Series 2003A, 5.375%, 6/15/19

        1,955   New York State Environmental Facilities Corporation, State           11/12 at 100.00         AAA          2,108,565
                 Clean Water and Drinking Water Revolving Funds Revenue
                 Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17

------------------------------------------------------------------------------------------------------------------------------------
        3,085   Total Water and Sewer                                                                                     3,326,027
------------------------------------------------------------------------------------------------------------------------------------
$     204,080   Total Investments (cost $206,743,025) - 153.1%                                                          216,339,092
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (4.8)%                                                                       (6,835,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.5%                                                                        837,027
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.8)%                                                        (69,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 141,341,119
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT MARCH 31, 2007:
                                     FUND                                      FIXED RATE                                UNREALIZED
                  NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE         PAYMENT  EFFECTIVE    TERMINATION    APPRECIATION
COUNTERPARTY        AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)      FREQUENCY    DATE (5)          DATE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley  $4,500,000            Pay  3-Month USD-LIBOR        5.771%  Semi-Annually    7/20/07        7/20/34        $242,790
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
                        Portfolio of
                                INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 0.3% (0.2% OF TOTAL INVESTMENTS)

$         275   New York City Industrial Development Agency, New York,                9/15 at 100.00        BBB-     $      284,655
                 Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005,
                 5.000%, 9/01/35
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 2.9% (1.9% OF TOTAL INVESTMENTS)

          440   New York Counties Tobacco Trust II, Tobacco Settlement                6/11 at 101.00         BBB            453,385
                 Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

          500   New York Counties Tobacco Trust III, Tobacco Settlement               6/13 at 100.00         BBB            531,070
                 Pass-Through Bonds, Series 2003, 5.750%, 6/01/33

          225   Rensselaer Tobacco Asset Securitization Corporation,                  6/12 at 100.00         BBB            231,332
                 New York, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001A, 5.200%, 6/01/25

                TSASC Inc., New York, Tobacco Asset-Backed Bonds,
                Series 2006:
          765    4.750%, 6/01/22                                                      6/16 at 100.00         BBB            768,060
          835    5.000%, 6/01/26                                                      6/16 at 100.00         BBB            847,892

------------------------------------------------------------------------------------------------------------------------------------
        2,765   Total Consumer Staples                                                                                    2,831,739
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 17.6% (11.6% OF TOTAL INVESTMENTS)

          110   Albany Industrial Development Agency, New York, Revenue               4/17 at 100.00         N/R            111,339
                 Bonds, Brighter Choice Charter Schools, Series 2007A,
                 5.000%, 4/01/37

        2,750   Albany Industrial Development Agency, New York, Revenue               7/11 at 101.00         Aaa          2,932,930
                 Bonds, St. Rose College, Series 2001A, 5.375%, 7/01/31 -
                 AMBAC Insured

        1,975   Amherst Industrial Development Agency, New York, Revenue              8/11 at 102.00         AAA          2,121,111
                 Bonds, UBF Faculty/Student Housing Corporation, University
                 of Buffalo Village Green Project, Series 2001A, 5.250%, 8/01/31 -
                 AMBAC Insured

           90   Cattaraugus County Industrial Development Agency, New York,           5/16 at 100.00        BBB-             93,629
                 Revenue Bonds, St. Bonaventure University, Series 2006,
                 5.000%, 5/01/23

        1,125   Dormitory Authority of the State of New York, General Revenue         7/17 at 100.00          AA          1,177,774
                 Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/41 -
                 RAAI Insured

        2,000   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         AAA          2,053,140
                 Bonds, New York Medical College, Series 1998, 5.000%, 7/01/21 -
                 MBIA Insured

        1,000   Dormitory Authority of the State of New York, Lease Revenue             No Opt. Call         AAA          1,080,830
                 Bonds, State University Dormitory Facilities, Series 2003B,
                 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         AAA          1,062,880
                 Canisius College, Series 2000, 5.250%, 7/01/30 - MBIA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,            No Opt. Call         AAA            570,560
                 City University of New York, Series 2005A, 5.500%, 7/01/18 -
                 FGIC Insured

        1,265   Dormitory Authority of the State of New York, Third General           7/08 at 102.00         AAA          1,313,513
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1998-1, 5.250%, 7/01/25 - FGIC Insured

          265   Hempstead Town Industrial Development Agency, New York,              10/15 at 100.00          A-            277,039
                 Revenue Bonds, Adelphi University, Civic Facility Project,
                 Series 2005, 5.000%, 10/01/35

        2,190   Monroe County Industrial Development Agency, New York,                6/11 at 102.00          AA          2,314,239
                 Civic Facility Revenue Bonds, St. John Fisher College,
                 Series 2001, 5.250%, 6/01/26 - RAAI Insured

          245   New York City Industrial Development Agency, New York,               10/14 at 100.00          A-            254,435
                 Civic Facility Revenue Bonds, St. Francis College, Series 2004,
                 5.000%, 10/01/34


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,100   New York City Industrial Development Agency, New York,                2/11 at 100.00          A-     $    1,138,302
                 Civic Facility Revenue Bonds, YMCA of Greater New York,
                 Series 2002, 5.250%, 8/01/21

          250   New York City Industrial Development Agency, New York,                1/17 at 100.00         AAA            265,340
                 PILOT Revenue Bonds, Queens Baseball Stadium Project,
                 Series 2006, 5.000%, 1/01/36 - AMBAC Insured

          450   New York City Industrial Development Authority, New York,             9/16 at 100.00         AAA            476,856
                 PILOT Revenue Bonds, Yankee Stadium Project, Series 2006,
                 5.000%, 3/01/36 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       16,315   Total Education and Civic Organizations                                                                  17,243,917
------------------------------------------------------------------------------------------------------------------------------------


                FINANCIALS - 0.5% (0.3% OF TOTAL INVESTMENTS)

          500   Liberty Development Corporation, New York, Goldman Sachs                No Opt. Call         AA-            570,875
                 Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 21.0% (13.8% OF TOTAL INVESTMENTS)

        3,000   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA          3,136,170
                 Mortgage Hospital Revenue Bonds, Montefiore Medical
                 Center, Series 1999, 5.500%, 8/01/38 - AMBAC Insured

        2,505   Dormitory Authority of the State of New York, FHA-Insured             8/09 at 101.00         AAA          2,626,743
                 Mortgage Revenue Bonds, New York Hospital Medical
                 Center of Queens, Series 1999, 5.550%, 8/15/29 -
                 AMBAC Insured

        1,500   Dormitory Authority of the State of New York, FHA-Insured             2/08 at 102.00         AAA          1,548,495
                 Mortgage Revenue Refunding Bonds, United Health Services,
                 Series 1997, 5.375%, 8/01/27 - AMBAC Insured

        1,620   Dormitory Authority of the State of New York, FHA-Insured             2/15 at 100.00         AAA          1,712,891
                 Revenue Bonds, Montefiore Medical Center, Series 2005,
                 5.000%, 2/01/22 - FGIC Insured

        1,700   Dormitory Authority of the State of New York, FHA-Insured             8/15 at 100.00          AA          1,755,675
                 Revenue Bonds, St. Lukes Roosevelt Hospital, Series 2005,
                 4.900%, 8/15/31

          500   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 102.00          AA            511,825
                 Bonds, Franciscan Health Partnership Obligated Group -
                 Frances Shervier Home and Hospital, Series 1997,
                 5.500%, 7/01/17 - RAAI Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/11 at 101.00         Ba2            522,170
                 Lenox Hill Hospital Obligated Group, Series 2001,
                 5.500%, 7/01/30

        1,200   Dormitory Authority of the State of New York, Revenue Bonds,          7/16 at 100.00          AA          1,267,716
                 Memorial Sloan Kettering Cancer Center, Series 2006-1,
                 5.000%, 7/01/35

        1,250   Dormitory Authority of the State of New York, Revenue Bonds,          7/08 at 100.00         BBB          1,269,925
                 Mount Sinai NYU Health, Series 2000C, 5.500%, 7/01/26

          525   Dormitory Authority of the State of New York, Revenue Bonds,          8/14 at 100.00         AAA            570,827
                 New York and Presbyterian Hospital, Series 2004A,
                 5.250%, 8/15/15 - FSA Insured

          500   Dormitory Authority of the State of New York, Revenue Bonds,          7/13 at 100.00        Baa1            528,485
                 Winthrop-South Nassau University Hospital Association,
                 Series 2003A, 5.500%, 7/01/32

          635   East Rochester Housing Authority, New York, Senior Living             8/16 at 101.00         N/R            654,685
                 Revenue Bonds, Woodland Village Project, Series 2006,
                 5.500%, 8/01/33

          290   Livingston County Industrial Development Agency, New York,            7/10 at 100.00          BB            300,341
                 Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital,
                 Series 2005, 6.000%, 7/01/30

          575   Nassau County Industrial Development Agency, New York,                  No Opt. Call          A3            602,002
                 Revenue Refunding Bonds, North Shore Health System
                 Obligated Group, Series 2001B, 5.875%, 11/01/11

          850   New York City Health and Hospitals Corporation, New York,             2/09 at 101.00          A2            874,268
                 Health System Revenue Bonds, Series 1999A, 5.250%, 2/15/17

          500   New York City Health and Hospitals Corporation, New York,             2/13 at 100.00         AAA            535,385
                 Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/22 -
                 AMBAC Insured

          495   New York City Industrial Development Agency, New York,                7/12 at 100.00          B2            525,586
                 Civic Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2001B, 6.375%, 7/01/31


                                       39

                        Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         500   New York City Industrial Development Agency, New York,                7/12 at 101.00          B2     $      536,460
                 Civic Facility Revenue Bonds, Staten Island University Hospital,
                 Series 2002C, 6.450%, 7/01/32

                Suffolk County Industrial Development Agency, New York,
                Revenue Bonds, Huntington Hospital, Series 2002C:
          425    6.000%, 11/01/22                                                    11/12 at 100.00        Baa1            456,484
          610    5.875%, 11/01/32                                                    11/12 at 100.00        Baa1            648,363

------------------------------------------------------------------------------------------------------------------------------------
       19,680   Total Health Care                                                                                        20,584,496
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 2.8% (1.8% OF TOTAL INVESTMENTS)

        1,000   New York City Housing Development Corporation, New York,             11/11 at 100.00          AA          1,027,500
                 Multifamily Housing Revenue Bonds, Series 2001C-2,
                 5.400%, 11/01/33 (Alternative Minimum Tax)

                New York City Housing Development Corporation, New York,
                Multifamily Housing Revenue Bonds, Series 2002A:
          455    5.375%, 11/01/23 (Alternative Minimum Tax)                           5/12 at 100.00          AA            471,644
          225    5.500%, 11/01/34 (Alternative Minimum Tax)                           5/12 at 100.00          AA            232,587

          500   New York City Housing Development Corporation, New York,              5/14 at 100.00          AA            526,080
                 Multifamily Housing Revenue Bonds, Series 2004A,
                 5.250%, 11/01/30

          440   New York City Housing Development Corporation, New York,             11/15 at 100.00          AA            446,961
                 Multifamily Housing Revenue Bonds, Series 2005F-1,
                 4.750%, 11/01/35

------------------------------------------------------------------------------------------------------------------------------------
        2,620   Total Housing/Multifamily                                                                                 2,704,772
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 2.4% (1.6% OF TOTAL INVESTMENTS)

          950   New York State Mortgage Agency, Homeowner Mortgage                    4/15 at 100.00         Aa1            952,204
                 Revenue Bonds, Series 130, 4.650%, 4/01/27
                 (Alternative Minimum Tax)

        1,385   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         Aa1          1,394,598
                 Revenue Bonds, Series 82, 5.650%, 4/01/30
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,335   Total Housing/Single Family                                                                               2,346,802
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 4.2% (2.8% OF TOTAL INVESTMENTS)

          320   Amherst Industrial Development Agency, New York, Civic                1/17 at 102.00         N/R            324,474
                 Facilities Revenue Bonds, Beechwood Health Care Center Inc.,
                 Series 2007, 5.200%, 1/01/40

          450   Dormitory Authority of the State of New York, GNMA                    2/17 at 103.00          AA            488,817
                 Collateralized Revenue Bonds, Cabrini of Westchester Project,
                 Series 2006, 5.200%, 2/15/41

        2,150   Dormitory Authority of the State of New York, Insured Revenue         7/11 at 102.00         AAA          2,275,603
                 Bonds, Rehabilitation Association Pooled Loan Program 1,
                 Series 2001A, 5.000%, 7/01/23 - AMBAC Insured

          255   Dormitory Authority of the State of New York, Non-State              11/16 at 100.00         Aa3            266,791
                 Supported Debt, Ozanam Hall of Queens Nursing Home
                 Revenue Bonds, Series 2006, 5.000%, 11/01/31

                Dormitory Authority of the State of New York, Revenue Bonds,
                Providence Rest, Series 2005:
           50    5.125%, 7/01/30 - ACA Insured                                        7/15 at 100.00           A             52,448
          175    5.000%, 7/01/35 - ACA Insured                                        7/15 at 100.00           A            180,721

          525   New York City Industrial Development Agency, New York,                7/11 at 101.00         N/R            560,033
                 Civic Facility Revenue Bonds, Special Needs Facilities
                 Pooled Program, Series 2001A-1, 7.250%, 7/01/16

------------------------------------------------------------------------------------------------------------------------------------
        3,925   Total Long-Term Care                                                                                      4,148,887
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 14.3% (9.4% OF TOTAL INVESTMENTS)

        1,775   Bath Central School District, Steuben County, New York,               6/12 at 100.00         AAA          1,770,154
                 General Obligation Bonds, Series 2002, 4.000%, 6/15/18 -
                 FGIC Insured

                Hudson Yards Infrastructure Corporation, New York, Revenue
                Bonds, 2006A:
        2,020    4.500%, 2/15/47 - MBIA Insured (UB)                                  2/17 at 100.00         AAA          1,997,356
          510    5.000%, 2/15/47 - FGIC Insured (UB)                                  2/17 at 100.00         AAA            540,100

        3,605   New York City, New York, General Obligation Bonds, Fiscal             8/08 at 101.00         AAA          3,712,357
                 Series 1998H, 5.375%, 8/01/27 - MBIA Insured


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$         750   New York City, New York, General Obligation Bonds, Fiscal             8/14 at 100.00         AA-     $      812,318
                 Series 2004C, 5.250%, 8/15/16

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2004E:
        1,220    5.000%, 11/01/19 - FSA Insured                                      11/14 at 100.00         AAA          1,304,875
        1,100    5.000%, 11/01/20 - FSA Insured                                      11/14 at 100.00         AAA          1,174,217

        2,000   New York City, New York, General Obligation Bonds, Fiscal             9/15 at 100.00         AAA          2,138,460
                 Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured

                United Nations Development Corporation, New York, Senior
                Lien Revenue Bonds, Series 2004A:
          250    5.250%, 7/01/23                                                      1/08 at 100.00          A3            252,278
          250    5.250%, 7/01/24                                                      1/08 at 100.00          A3            252,278

------------------------------------------------------------------------------------------------------------------------------------
       13,480   Total Tax Obligation/General                                                                             13,954,393
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 31.6% (20.8% OF TOTAL INVESTMENTS)

        1,000   Battery Park City Authority, New York, Senior Revenue Bonds,         11/13 at 100.00         AAA          1,083,150
                 Series 2003A, 5.250%, 11/01/21

          250   Dormitory Authority of the State of New York, Revenue Bonds,          2/15 at 100.00         AAA            263,368
                 Mental Health Services Facilities Improvements, Series 2005B,
                 5.000%, 2/15/30 - AMBAC Insured

                Dormitory Authority of the State of New York, Service Contract
                Bonds, Child Care Facilities Development Program, Series 2002:
        1,905    5.375%, 4/01/17                                                      4/12 at 100.00         AA-          2,019,414
        1,000    5.375%, 4/01/19                                                      4/12 at 100.00         AA-          1,057,740

          125   Dormitory Authority of the State of New York, State Personal          3/15 at 100.00         AAA            133,604
                 Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/21 -
                 FSA Insured

                Dormitory Authority of the State of New York, State Personal
                Income Tax Revenue Bonds, Education, Series 2006C:
          285    5.000%, 12/15/31 (UB)                                               12/16 at 100.00         AAA            304,064
          555    5.000%, 12/15/35 (UB)                                               12/16 at 100.00         AAA            591,208
        4,350    5.000%, 12/15/35 (UB)                                               12/16 at 100.00         AAA          4,633,794

        1,750   Metropolitan Transportation Authority, New York, Dedicated           11/12 at 100.00         AAA          1,870,943
                 Tax Fund Bonds, Series 2002A, 5.250%, 11/15/25 -
                 FSA Insured

        1,000   Metropolitan Transportation Authority, New York, State Service          No Opt. Call         AA-          1,141,410
                 Contract Refunding Bonds, Series 2002A, 5.750%, 1/01/17

          560   Monroe Newpower Corporation, New York, Power Facilities               1/13 at 102.00         BBB            589,338
                 Revenue Bonds, Series 2003, 5.500%, 1/01/34

                New York City Sales Tax Asset Receivable Corporation, New York,
                Dedicated Revenue Bonds, Local Government Assistance
                Corporation, Series 2004A:
        1,140    5.000%, 10/15/25 - MBIA Insured                                     10/14 at 100.00         AAA          1,210,133
          835    5.000%, 10/15/26 - MBIA Insured                                     10/14 at 100.00         AAA            885,818
          500    5.000%, 10/15/29 - AMBAC Insured                                    10/14 at 100.00         AAA            529,430

        1,000   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,055,270
                 Future Tax Secured Bonds, Fiscal Series 2003E,
                 5.000%, 2/01/23

        1,000   New York City Transitional Finance Authority, New York,               2/13 at 100.00         AAA          1,055,270
                 Future Tax Secured Refunding Bonds, Fiscal Series 2003D,
                 5.000%, 2/01/22 - MBIA Insured

        1,000   New York State Environmental Facilities Corporation,                  3/14 at 100.00         AA-          1,053,680
                 Infrastructure Revenue Bonds, Series 2003A, 5.000%, 3/15/21

          840   New York State Housing Finance Agency, State Personal                 9/15 at 100.00         AAA            885,881
                 Income Tax Revenue Bonds, Economic Development and
                 Housing, Series 2006A, 5.000%, 3/15/36

                New York State Municipal Bond Bank Agency, Buffalo, Special
                Program Revenue Bonds, Series 2001A:
        1,070    5.250%, 5/15/23 - AMBAC Insured                                      5/11 at 100.00         AAA          1,128,668
        1,125    5.250%, 5/15/24 - AMBAC Insured                                      5/11 at 100.00         AAA          1,186,684

        2,300   New York State Thruway Authority, Highway and Bridge Trust              No Opt. Call         AAA          2,650,934
                 Fund Bonds, Second Generation, Series 2005B,
                 5.500%, 4/01/20 - AMBAC Insured


                                       41

                        Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,100   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AAA     $    2,249,856
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 -
                 AMBAC Insured

        1,000   New York State Tobacco Settlement Financing Corporation,              6/13 at 100.00         AA-          1,083,220
                 Tobacco Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

        2,250   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00         BBB          2,316,780
                 Refunding Bonds, Matching Fund Loan Note, Series 1998A,
                 5.500%, 10/01/22

------------------------------------------------------------------------------------------------------------------------------------
       28,940   Total Tax Obligation/Limited                                                                             30,979,657
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 19.8% (13.0% OF TOTAL INVESTMENTS)

        2,000   Albany Parking Authority, New York, Revenue Bonds,                    7/11 at 101.00        BBB+          2,125,420
                 Series 2001A, 5.625%, 7/15/20

          460   Metropolitan Transportation Authority, New York, Transportation      11/12 at 100.00         AAA            486,266
                 Revenue Refunding Bonds, Series 2002A, 5.000%, 11/15/25 -
                 FGIC Insured

        1,250   New York City Industrial Development Agency, New York,                8/16 at 101.00           B          1,517,563
                 American Airlines-JFK International Airport Special Facility
                 Revenue Bonds, Series 2005, 7.750%, 8/01/31
                 (Alternative Minimum Tax)

           50   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2             49,954
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        1,000   New York City Industrial Development Agency, New York,                8/12 at 101.00           B          1,182,100
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines Inc., Series 2002B, 8.500%, 8/01/28
                 (Alternative Minimum Tax)

                New York City Industrial Development Authority, New York, JetBlue:
           50    5.000%, 5/15/20 (Alternative Minimum Tax)                            5/12 at 100.00           B             49,523
          250    5.125%, 5/15/30 (Alternative Minimum Tax)                            5/12 at 100.00           B            249,013

          485   New York State Thruway Authority, General Revenue Bonds,              1/15 at 100.00         AAA            511,568
                 Series 2005F, 5.000%, 1/01/30 - AMBAC Insured

                New York State Thruway Authority, General Revenue Bonds,
                Series 2005G:
          300    5.000%, 1/01/30 - FSA Insured                                        7/15 at 100.00         AAA            317,754
        1,300    5.000%, 1/01/32 - FSA Insured                                        7/15 at 100.00         AAA          1,375,075

        3,400   Niagara Frontier Airport Authority, New York, Airport Revenue         4/09 at 101.00         AAA          3,542,528
                 Bonds, Buffalo Niagara International Airport, Series 1999A,
                 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)

                Port Authority of New York and New Jersey, Consolidated
                Revenue Bonds, One Hundred Fortieth Series 2005:
          750    5.000%, 12/01/19 - FSA Insured                                       6/15 at 101.00         AAA            808,845
        1,000    5.000%, 12/01/28 - XLCA Insured                                      6/15 at 101.00         AAA          1,064,400
          280    5.000%, 12/01/31 - XLCA Insured                                      6/15 at 101.00         AAA            297,032

        2,195   Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00         AAA          2,235,278
                 Revenue Bonds, One Hundred Twentieth Series 2000,
                 5.500%, 10/15/35 - MBIA Insured (Alternative Minimum Tax)

        2,500   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         Aa2          2,635,000
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/21

          780   Triborough Bridge and Tunnel Authority, New York, Subordinate           No Opt. Call         AAA            903,279
                 Lien General Purpose Revenue Refunding Bonds, Series 2002E,
                 5.500%, 11/15/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       18,050   Total Transportation                                                                                     19,350,598
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 20.6% (13.5% OF TOTAL INVESTMENTS) (4)

        1,500   Long Island Power Authority, New York, Electric System General        5/11 at 100.00      A- (4)          1,600,575
                 Revenue Bonds, Series 2001L, 5.375%, 5/01/33
                 (Pre-refunded 5/01/11)

        2,750   Metropolitan Transportation Authority, New York, Dedicated           10/14 at 100.00         AAA          2,984,218
                 Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29
                 (Pre-refunded 10/01/14) - FSA Insured

           25   New York City, New York, General Obligation Bonds, Fiscal             8/08 at 101.00         AAA             25,819
                 Series 1998H, 5.375%, 8/01/27 (Pre-refunded 8/01/08) -
                 MBIA Insured


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       3,205   New York State Urban Development Corporation, Service                 1/11 at 100.00         AAA     $    3,375,538
                 Contract Revenue Bonds, Correctional Facilities, Series 2000C,
                 5.125%, 1/01/21 (Pre-refunded 1/01/11) - FSA Insured

        2,500   New York State Urban Development Corporation, State Personal          3/12 at 100.00         AAA          2,671,100
                 Income Tax Revenue Bonds, State Facilities and Equipment,
                 Series 2002A, 5.125%, 3/15/27 (Pre-refunded 3/15/12)

        3,000   Triborough Bridge and Tunnel Authority, New York, General             1/11 at 100.00         AAA          3,167,460
                 Purpose Revenue Bonds, Series 1996B, 5.200%, 1/01/22
                 (Pre-refunded 1/01/11)

        5,000   TSASC Inc., New York, Tobacco Flexible Amortization Bonds,            7/09 at 101.00         AAA          5,333,000
                 Series 1999-1, 6.250%, 7/15/27 (Mandatory put 7/15/19)
                 (Pre-refunded 7/15/09)

          900   Utica Industrial Development Agency, New York, Revenue                6/09 at 101.00     N/R (4)            965,142
                 Bonds, Utica College, Series 2004A, 6.875%, 12/01/34
                 (Pre-refunded 6/01/09)

------------------------------------------------------------------------------------------------------------------------------------
       18,880   Total U.S. Guaranteed                                                                                    20,122,852
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 12.1% (7.9% OF TOTAL INVESTMENTS)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2006A:
        1,700    5.000%, 12/01/23 - FGIC Insured                                      6/16 at 100.00         AAA          1,812,523
        1,700    5.000%, 12/01/24 - FGIC Insured                                      6/16 at 100.00         AAA          1,811,180

        1,000   New York City Industrial Development Agency, New York,               10/08 at 102.00        BBB-          1,014,530
                 Revenue Bonds, Brooklyn Navy Yard Cogeneration Partners LP,
                 Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)

          450   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3            470,556
                 Solid Waste Disposal Facility Revenue Bonds, American
                 Ref-Fuel Company of Niagara LP, Series 2001A,
                 5.450%, 11/15/26 (Mandatory put 11/15/12)
                 (Alternative Minimum Tax)

        2,000   Niagara County Industrial Development Agency, New York,              11/11 at 101.00        Baa3          2,087,080
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 American Ref-Fuel Company of Niagara LP, Series 2001D,
                 5.550%, 11/15/24 (Mandatory put 11/15/15)

        2,000   Power Authority of the State of New York, General Revenue            11/10 at 100.00         Aa2          2,091,040
                 Bonds, Series 2000A, 5.250%, 11/15/40

                Power Authority of the State of New York, General Revenue
                Bonds, Series 2006A:
          320    5.000%, 11/15/18 - FGIC Insured                                     11/15 at 100.00         AAA            345,362
          215    5.000%, 11/15/19 - FGIC Insured                                     11/15 at 100.00         AAA            231,157

                Suffolk County Industrial Development Agency, New York, Revenue
                Bonds, Nissequogue Cogeneration Partners Facility, Series 1998:
        1,250    5.300%, 1/01/13 (Alternative Minimum Tax)                            1/09 at 101.00         N/R          1,241,036
          750    5.500%, 1/01/23 (Alternative Minimum Tax)                            1/09 at 101.00         N/R            746,961

------------------------------------------------------------------------------------------------------------------------------------
       11,385   Total Utilities                                                                                          11,851,425
------------------------------------------------------------------------------------------------------------------------------------


                                       43

                        Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (continued)
                             Portfolio of INVESTMENTS March 31, 2007 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 2.2% (1.4% OF TOTAL INVESTMENTS)

$       1,000   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00         AA+     $    1,076,440
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2001D, 5.500%, 6/15/17

        1,000   New York State Environmental Facilities Corporation, State           11/12 at 100.00         AAA          1,078,550
                 Clean Water and Drinking Water Revolving Funds Revenue
                 Bonds, Pooled Loan Issue, Series 2002F, 5.250%, 11/15/17

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Water and Sewer                                                                                     2,154,990
------------------------------------------------------------------------------------------------------------------------------------
$     141,150   Total Investments (cost $143,653,046) - 152.3%                                                          149,130,058
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (5.3)%                                                                       (5,145,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                        930,388
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.0)%                                                        (47,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  97,915,446
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT MARCH 31, 2007:
                                     FUND                                      FIXED RATE                                UNREALIZED
                  NOTIONAL    PAY/RECEIVE      FLOATING RATE   FIXED RATE         PAYMENT  EFFECTIVE    TERMINATION    APPRECIATION
COUNTERPARTY        AMOUNT  FLOATING RATE              INDEX  (ANNUALIZED)      FREQUENCY    DATE (5)          DATE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan        $1,700,000            Pay  3-Month USD-LIBOR        5.768%  Semi-Annually    7/20/07        7/20/29        $ 84,920
Morgan Stanley   1,600,000            Pay  3-Month USD-LIBOR        5.771   Semi-Annually    7/20/07        7/20/34          86,326
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $171,246
====================================================================================================================================
USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                   N/R   Not rated.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES March 31, 2007 (Unaudited)
                                                                                                          NEW YORK         NEW YORK
                                                                       NEW YORK           NEW YORK        DIVIDEND         DIVIDEND
                                                                          VALUE   PERFORMANCE PLUS       ADVANTAGE      ADVANTAGE 2
                                                                          (NNY)              (NNP)           (NAN)            (NXK)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $146,264,233,
   $348,308,881, $206,743,025
   and $143,653,046, respectively)                                 $153,345,066       $365,839,178    $216,339,092     $149,130,058
Receivables:
   Interest                                                           2,152,887          5,232,350       3,176,659        2,153,241
   Investments sold                                                          --          1,894,724              --              --
Unrealized appreciation on forward swaps                                217,804            377,674         242,790          171,246
Other assets                                                              7,723             41,853          10,342            1,653
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  155,723,480        373,385,779     219,768,883      151,456,198
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                          524,226          2,797,045       2,438,756        1,309,793
Floating rate obligations                                             3,160,000          8,305,000       6,835,000        5,145,000
Accrued expenses:
   Management fees                                                       68,998            191,959          85,877           47,208
   Other                                                                 38,026             74,324          33,544           24,651
Preferred share dividends payable                                           N/A             49,697          34,587           14,100
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               3,791,250         11,418,025       9,427,764        6,540,752
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                      N/A        124,300,000      69,000,000       47,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $151,932,230       $237,667,754    $141,341,119     $ 97,915,446
====================================================================================================================================
Common shares outstanding                                            15,120,364         15,046,188       9,256,678        6,490,801
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      10.05       $      15.80    $      15.27     $      15.09
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $    151,204       $    150,462    $     92,567     $     64,908
Paid-in surplus                                                     144,256,690        219,258,503     131,521,883       92,186,001
Undistributed (Over-distribution of) net investment income              447,984            263,656        (151,612)         (57,455)
Accumulated net realized gain (loss) from investments                  (222,285)            87,162          39,424           73,734
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                                        7,298,637         17,907,971       9,838,857        5,648,258
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $151,932,230       $237,667,754    $141,341,119     $ 97,915,446
====================================================================================================================================
Authorized shares:
   Common                                                           250,000,000        200,000,000       Unlimited        Unlimited
   Preferred                                                                N/A          1,000,000       Unlimited        Unlimited
====================================================================================================================================
N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                             OPERATIONS Six Months Ended March 31, 2007 (Unaudited)
                                                                                                          NEW YORK         NEW YORK
                                                                       NEW YORK         NEW YORK          DIVIDEND         DIVIDEND
                                                                          VALUE PERFORMANCE PLUS         ADVANTAGE      ADVANTAGE 2
                                                                          (NNY)            (NNP)             (NAN)            (NXK)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $3,807,252      $ 9,027,821       $ 5,247,341       $3,569,539
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         409,041        1,129,019           663,680          459,501
Preferred shares - auction fees                                             N/A          154,949            86,013           58,589
Preferred shares - dividend disbursing agent fees                           N/A           19,945             4,986            4,986
Shareholders' servicing agent fees and expenses                          16,098           16,301             1,979              795
Floating rate obligations interest expense and fees                      40,985          105,704            90,419           67,007
Custodian's fees and expenses                                            20,776           46,340            35,522           34,601
Directors'/Trustees' fees and expenses                                    1,620            3,780             2,463            1,725
Professional fees                                                         5,196           10,692             7,935            6,864
Shareholders' reports - printing and mailing expenses                    14,580           18,184             7,219            8,582
Stock exchange listing fees                                               4,851            4,899             4,896              274
Investor relations expense                                                8,924           17,501            10,132            7,062
Other expenses                                                            4,370           16,223            10,453            8,115
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                            526,441        1,543,537           925,697          658,101
   Custodian fee credit                                                  (8,775)         (14,560)          (10,728)          (2,291)
   Expense reimbursement                                                     --               --          (158,178)        (181,562)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            517,666        1,528,977           756,791          474,248
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 3,289,586        7,498,844         4,490,550        3,095,291
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                17,993          139,660            39,787           74,142
Change in net unrealized appreciation (depreciation)
   of investments                                                      (684,401)      (1,827,388)         (878,345)        (557,612)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                     (43,154)         (79,985)          (51,420)         (33,970)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                (709,562)      (1,767,713)         (889,978)        (517,440)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                  N/A       (1,864,288)         (995,037)        (675,968)
From accumulated net realized gains                                         N/A         (206,467)         (199,414)        (131,824)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                      N/A       (2,070,755)       (1,194,451)        (807,792)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                            $2,580,024      $ 3,660,376       $ 2,406,121       $1,770,059
====================================================================================================================================
N/A - Fund is not authorized to issue Preferred shares.

                    See accompanying notes to financial statements.

                        Statement of
                             CHANGES IN NET ASSETS (Unaudited)
                                                                     NEW YORK VALUE (NNY)           NEW YORK PERFORMANCE PLUS (NNP)
                                                              ----------------------------------   ---------------------------------
                                                              SIX MONTHS ENDED        YEAR ENDED   SIX MONTHS ENDED      YEAR ENDED
                                                                       3/31/07           9/30/06            3/31/07         9/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                              $ 3,289,586       $ 6,600,975        $ 7,498,844    $ 15,107,111
Net realized gain (loss) from investments                               17,993           377,490            139,660       1,003,774
Change in net unrealized appreciation
   (depreciation) of investments                                      (684,401)         (461,131)        (1,827,388)     (1,539,543)
Change in net unrealized appreciation
   (depreciation) of forward swaps                                     (43,154)          260,958            (79,985)        457,659
Distributions to Preferred Shareholders:
   From net investment income                                              N/A               N/A         (1,864,288)     (3,020,062)
   From accumulated net realized gains                                     N/A               N/A           (206,467)       (720,259)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from operations                                     2,580,024         6,778,292          3,660,376      11,288,680
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                          (3,220,639)       (6,441,277)        (5,966,245)    (13,326,460)
From accumulated net realized gains                                         --                --           (874,665)     (4,504,776)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                        (3,220,639)       (6,441,277)        (6,840,910)    (17,831,236)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                        --                --           230,165          905,791
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common Shares
   from capital share transactions                                          --                --            230,165         905,791
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                        (640,615)          337,015         (2,950,369)     (5,636,765)
Net assets applicable to Common
   shares at the beginning of period                               152,572,845       152,235,830        240,618,123     246,254,888
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                    $151,932,230      $152,572,845       $237,667,754    $240,618,123
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                                    $    447,984      $    379,037       $    263,656    $    595,345
====================================================================================================================================
N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                           NEW YORK                           NEW YORK
                                                                    DIVIDEND ADVANTAGE (NAN)           DIVIDEND ADVANTAGE 2 (NXK)
                                                              ----------------------------------   ---------------------------------
                                                              SIX MONTHS ENDED        YEAR ENDED   SIX MONTHS ENDED      YEAR ENDED
                                                                       3/31/07           9/30/06            3/31/07         9/30/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                              $ 4,490,550       $ 9,085,576        $ 3,095,291     $ 6,254,125
Net realized gain (loss) from investments                               39,787         1,004,669             74,142         677,240
Change in net unrealized appreciation
   (depreciation) of investments                                      (878,345)       (1,492,955)          (557,612)       (555,856)
Change in net unrealized appreciation
   (depreciation) of forward swaps                                     (51,420)          294,210            (33,970)        205,216
Distributions to Preferred Shareholders:
   From net investment income                                         (995,037)       (1,905,342)          (675,968)     (1,292,953)
   From accumulated net realized gains                                (199,414)         (267,113)          (131,824)       (201,619)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to
   Common shares from operations                                     2,406,121         6,719,045          1,770,059       5,086,153
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                          (3,612,132)       (8,210,579)        (2,539,309)     (5,624,629)
From accumulated net realized gains                                   (822,944)       (1,716,946)          (545,812)     (1,311,855)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                        (4,435,076)       (9,927,525)        (3,085,121)     (6,936,484)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                   222,718           654,812            163,560         310,831
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common Shares
   from capital share transactions                                     222,718           654,812            163,560         310,831
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                      (1,806,237)       (2,553,668)        (1,151,502)     (1,539,500)
Net assets applicable to Common
   shares at the beginning of period                               143,147,356       145,701,024         99,066,948     100,606,448
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                    $141,341,119      $143,147,356        $97,915,446    $ 99,066,948
====================================================================================================================================
Undistributed (Over-distribution of) net investment
   income at the end of period                                    $   (151,612)     $    (34,993)       $   (57,455)   $     62,531
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
      FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Dividend Advantage Municipal Fund (NAN) and Nuveen New York Dividend Advantage Municipal Fund 2 (NXK). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of New York Dividend Advantage 2's
(NXK) Common shares which trade on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. If the pricing service is unable to supply a price for a municipal bond or forward swap contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At March 31, 2007, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

New York Value (NNY) is not authorized to issue Preferred shares. The Funds below have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                NEW YORK    NEW YORK    NEW YORK
                                             PERFORMANCE    DIVIDEND    DIVIDEND
                                                    PLUS   ADVANTAGE ADVANTAGE 2
                                                   (NNP)       (NAN)       (NXK)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                        1,600          --          --
   Series T                                          800          --          --
   Series W                                        2,000          --       1,880
   Series TH                                          --          --          --
   Series F                                          572       2,760          --
--------------------------------------------------------------------------------
Total                                              4,972       2,760       1,880
================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Floating rate obligations interest expense and fees" in the Statement of Operations.

During the six months ended March 31, 2007, each Fund invested in externally deposited inverse floaters and/or self-deposited inverse floaters.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended March 31, 2007, were as follows:

                                                                       NEW YORK       NEW YORK       NEW YORK
                                                        NEW YORK    PERFORMANCE       DIVIDEND       DIVIDEND
                                                           VALUE           PLUS      ADVANTAGE    ADVANTAGE 2
                                                           (NNY)          (NNP)          (NAN)          (NXK)
--------------------------------------------------------------------------------------------------------------
Average floating rate obligations                     $2,153,626     $5,556,896     $4,748,819     $3,520,577
Average annual interest rate and fees                       3.82%          3.81%          3.82%          3.82%
==============================================================================================================

Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                                                          NEW YORK
                                                      NEW YORK VALUE (NNY)         PERFORMANCE PLUS (NNP)
                                                    -------------------------    --------------------------
                                                     SIX MONTHS         YEAR      SIX MONTHS        YEAR
                                                          ENDED        ENDED           ENDED       ENDED
                                                        3/31/07      9/30/06         3/31/07     9/30/06
-----------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                      --           --          14,250      54,803
===========================================================================================================
                                                            NEW YORK                      NEW YORK
                                                     DIVIDEND ADVANTAGE (NAN)    DIVIDEND ADVANTAGE 2 (NXK)
                                                    -------------------------    --------------------------
                                                     SIX MONTHS         YEAR      SIX MONTHS        YEAR
                                                          ENDED        ENDED           ENDED       ENDED
                                                        3/31/07      9/30/06         3/31/07     9/30/06
-----------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment of distributions                  14,183       40,447          10,449      19,722
===========================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended March 31, 2007, were as follows:

                                                                     NEW YORK       NEW YORK       NEW YORK
                                                      NEW YORK    PERFORMANCE       DIVIDEND       DIVIDEND
                                                         VALUE           PLUS      ADVANTAGE    ADVANTAGE 2
                                                         (NNY)          (NNP)          (NAN)          (NXK)
-----------------------------------------------------------------------------------------------------------
Purchases                                           $7,050,984    $18,828,582    $15,290,724    $10,072,203
Sales and maturities                                 3,360,507     10,339,057      6,604,945      4,696,956
===========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At March 31, 2007, the cost of investments was as follows:

                                                                     NEW YORK       NEW YORK       NEW YORK
                                                      NEW YORK    PERFORMANCE       DIVIDEND       DIVIDEND
                                                         VALUE           PLUS      ADVANTAGE    ADVANTAGE 2
                                                         (NNY)          (NNP)          (NAN)          (NXK)
-----------------------------------------------------------------------------------------------------------
Cost of investments                               $142,833,223   $339,666,646   $199,833,580   $138,459,233
===========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

                                                                     NEW YORK       NEW YORK       NEW YORK
                                                      NEW YORK    PERFORMANCE       DIVIDEND       DIVIDEND
                                                         VALUE           PLUS      ADVANTAGE    ADVANTAGE 2
                                                         (NNY)          (NNP)          (NAN)          (NXK)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                     $7,418,793    $18,046,339     $9,782,203     $5,612,206
   Depreciation                                        (66,950)      (178,611)      (111,751)       (86,435)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments                    $7,351,843    $17,867,728     $9,670,452     $5,525,771
===========================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at September 30, 2006, the Funds' last tax year end, were as follows:

                                                                     NEW YORK       NEW YORK       NEW YORK
                                                      NEW YORK    PERFORMANCE       DIVIDEND       DIVIDEND
                                                         VALUE           PLUS      ADVANTAGE    ADVANTAGE 2
                                                         (NNY)          (NNP)          (NAN)          (NXK)
-----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                 $661,960     $1,318,251     $  532,934       $446,399
Undistributed net ordinary income **                        --          5,811             33          8,211
Undistributed net long-term capital gains                   --      1,028,634      1,021,995        677,229
===========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 1, 2006, paid on October 2, 2006.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended September 30, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                                     NEW YORK       NEW YORK       NEW YORK
                                                      NEW YORK    PERFORMANCE       DIVIDEND       DIVIDEND
                                                         VALUE           PLUS      ADVANTAGE    ADVANTAGE 2
                                                         (NNY)          (NNP)          (NAN)          (NXK)
-----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income            $6,441,277    $16,479,183    $10,219,867     $6,960,390
Distributions from net ordinary income **                   --         21,436             --         30,316
Distributions from net long-term capital gains              --      5,225,035      1,984,059      1,502,388
===========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At September 30, 2006, the Funds' last tax year end, New York Value (NNY) had unused capital loss carryforwards of $240,278 available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire in 2012.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components -- a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund and for New York Value (NNY) a gross interest income component. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

New York Value (NNY) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

The annual fund-level fee, payable monthly, for each Fund (excluding New York Value (NNY)) is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:


AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS                            NEW YORK PERFORMANCE PLUS (NNP)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

AVERAGE DAILY NET ASSETS                       NEW YORK DIVIDEND ADVANTAGE (NAN)
(INCLUDING NET ASSETS                        NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of March 31, 2007, the complex-level fee rate was .1834%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================
(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of New York Dividend Advantage's (NAN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
JULY 31,                                        JULY 31,
--------------------------------------------------------------------------------
1999*                      .30%                 2005                        .25%
2000                       .30                  2006                        .20
2001                       .30                  2007                        .15
2002                       .30                  2008                        .10
2003                       .30                  2009                        .05
2004                       .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage (NAN) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of New York Dividend Advantage 2's (NXK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
MARCH 31,                                       MARCH 31,
--------------------------------------------------------------------------------
2001*                      .30%                 2007                        .25%
2002                       .30                  2008                        .20
2003                       .30                  2009                        .15
2004                       .30                  2010                        .10
2005                       .30                  2011                        .05
2006                       .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage 2 (NXK) for any portion of its fees and expenses beyond March 31, 2011.

6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations by September 28, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENT

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on May 1, 2007, to shareholders of record on April 15, 2007, as follows:

                                              NEW YORK     NEW YORK     NEW YORK
                                 NEW YORK  PERFORMANCE     DIVIDEND     DIVIDEND
                                    VALUE         PLUS    ADVANTAGE  ADVANTAGE 2
                                    (NNY)        (NNP)        (NAN)        (NXK)
--------------------------------------------------------------------------------
Dividend per share                 $.0355       $.0640       $.0630       $.0630
================================================================================

Financial
       HIGHLIGHTS(Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

                        Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                               Less Distributions
                               ------------------------------------------------------------------  ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
NEW YORK
VALUE (NNY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)               $10.09        $ .22      $ (.05)            N/A              N/A     $ .17       $ (.21)      $ --     $ (.21)
2006                   10.07          .44         .01             N/A              N/A       .45         (.43)        --       (.43)
2005                   10.01          .45         .04             N/A              N/A       .49         (.43)        --       (.43)
2004                    9.95          .45         .04             N/A              N/A       .49         (.43)        --       (.43)
2003                   10.16          .44        (.19)            N/A              N/A       .25         (.46)        --       (.46)
2002                    9.86          .47         .32             N/A              N/A       .79         (.49)        --       (.49)

NEW YORK
PERFORMANCE PLUS (NNP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)                16.01          .50        (.12)          $(.12)           $(.01)      .25         (.40)      (.06)      (.46)
2006                   16.44         1.01          --**          (.20)            (.05)      .76         (.89)      (.30)     (1.19)
2005                   16.50         1.05         .10            (.14)              --      1.01         (.99)      (.08)     (1.07)
2004                   16.57         1.08         .18            (.06)            (.01)     1.19        (1.01)      (.25)     (1.26)
2003                   17.11         1.10        (.34)           (.06)            (.02)      .68         (.99)      (.23)     (1.22)
2002                   15.95         1.13        1.07            (.11)              --      2.09         (.93)        --       (.93)
====================================================================================================================================
                                                                  Total Returns
                                                               ----------------------
                                                                              Based
                          Offering                                               on
                         Costs and      Ending                               Common
                         Preferred      Common                  Based         Share
                             Share       Share      Ending         on           Net
                      Underwriting   Net Asset      Market     Market         Asset
                         Discounts       Value       Value      Value***      Value***
======================================================================================
NEW YORK
VALUE (NNY)
--------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)                       $ --      $10.05      $ 9.75       4.81%         1.72%
2006                            --       10.09        9.51       7.50          4.56
2005                            --       10.07        9.26       5.88          4.95
2004                            --       10.01        9.15       5.29          5.04
2003                            --        9.95        9.11       1.65          2.59
2002                            --       10.16        9.42       4.55          8.26

NEW YORK
PERFORMANCE
PLUS (NNP)
--------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)                         --       15.80       15.86       2.74%         1.54
2006                            --       16.01       15.88       6.69          4.91
2005                            --       16.44       16.01       9.37          6.29
2004                            --       16.50       15.66       8.19          7.55
2003                            --       16.57       15.66       1.88          4.25
2002                            --       17.11       16.60      14.44         13.65
======================================================================================
                                                                 Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------------------------------------
                                      Ratios to Average Net Assets                 Ratios to Average Net Assets
                                      Applicable to Common Shares                   Applicable to Common Shares
                                     Before Credit/Reimbursement                   After Credit/Reimbursement***
                               --------------------------------------------  -------------------------------------------
                      Ending
                         Net
                      Assets
                  Applicable    Expenses        Expenses              Net     Expenses        Expenses             Net    Portfolio
                   to Common   Including       Excluding       Investment    Including       Excluding      Investment     Turnover
                 Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)     Income++       Rate
====================================================================================================================================
NEW YORK
VALUE (NNY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)             $151,932         .69%*           .64%*           4.32%*        .68%*           .63%*          4.33%*          2%
2006                 152,573         .66             .66             4.35          .64             .64            4.37           13
2005                 152,236         .66             .66             4.44          .66             .66            4.45           18
2004                 151,314         .72             .72             4.52          .72             .72            4.52            9
2003                 150,418         .88             .88             4.37          .87             .87            4.38           10
2002                 153,580         .79             .79             4.76          .78             .78            4.76           11

NEW YORK
PERFORMANCE
PLUS (NNP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)              237,668        1.29*           1.20*            6.27*        1.28*           1.19*           6.28*           3
2006                 240,618        1.22            1.22             6.33         1.20            1.20            6.35           13
2005                 246,255        1.20            1.20             6.36         1.20            1.20            6.37           16
2004                 247,139        1.21            1.21             6.58         1.21            1.21            6.59            5
2003                 247,777        1.22            1.22             6.67         1.21            1.21            6.67           14
2002                 255,890        1.24            1.24             7.08         1.23            1.23            7.09           19
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset        Amount         Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
NEW YORK VALUE (NNY)
--------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)              N/A           N/A          N/A        $3,160       $49,080
2006                 N/A           N/A          N/A            --            --
2005                 N/A           N/A          N/A            --            --
2004                 N/A           N/A          N/A            --            --
2003                 N/A           N/A          N/A            --            --
2002                 N/A           N/A          N/A            --            --

NEW YORK PERFORMANCE PLUS (NNP)
--------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)          $124,300       $25,000      $72,801        8,305        44,584
2006              124,300        25,000       73,395           --            --
2005              124,300        25,000       74,528           --            --
2004              124,300        25,000       74,706           --            --
2003              124,300        25,000       74,834           --            --
2002              124,300        25,000       76,466           --            --
================================================================================
N/A  Fund is not authorized to issue Preferred shares.

*    Annualized.

** Per share Net Realized/Unrealized Gain (Loss) rounds to less than $.01 per share.

*** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

**** After custodian fee credit, expense reimbursement and legal fee refund, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended March 31, 2007.

                                 See accompanying notes to financial statements.


                                  60-61 spread

                        Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                               Less Distributions
                               -----------------------------------------------------------------   ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
NEW YORK DIVIDEND
ADVANTAGE (NAN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)               $15.49        $ .49       $(.10)          $(.11)           $(.02)    $ .26        $(.39)     $(.09)    $ (.48)
2006                   15.83          .98          --**          (.21)            (.03)      .74         (.89)      (.19)     (1.08)
2005                   15.83         1.03         .09            (.13)              --       .99         (.99)        --       (.99)
2004                   15.66         1.06         .16            (.06)              --      1.16         (.99)        --       (.99)
2003                   15.85         1.07        (.24)           (.07)              --       .76         (.95)        --       (.95)
2002                   14.86         1.07         .89            (.11)              --      1.85         (.86)        --       (.86)

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)                15.29          .48        (.09)           (.10)            (.02)      .27         (.39)      (.08)      (.47)
2006                   15.57          .97         .05            (.20)            (.03)      .79         (.87)      (.20)     (1.07)
2005                   15.60         1.01         .10            (.13)              --       .98         (.95)      (.06)     (1.01)
2004                   15.44         1.02         .20            (.06)              --      1.16         (.95)      (.05)     (1.00)
2003                   15.62         1.04        (.18)           (.07)            (.01)      .78         (.91)      (.06)      (.97)
2002                   14.55         1.04         .99            (.11)              --      1.92         (.85)        --       (.85)
====================================================================================================================================
                                                                      Total Returns
                                                                 ----------------------
                                                                                Based
                            Offering                                               on
                           Costs and      Ending                               Common
                           Preferred      Common                  Based         Share
                               Share       Share      Ending         on           Net
                        Underwriting   Net Asset      Market     Market         Asset
                           Discounts       Value       Value      Value***      Value***
========================================================================================
NEW YORK DIVIDEND
ADVANTAGE (NAN)
----------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)                         $ --      $15.27      $15.44       2.04%         1.68%
2006                              --       15.49       15.60       3.49          4.91
2005                              --       15.83       16.11      14.24          6.38
2004                              --       15.83       15.01       6.13          7.68
2003                              --       15.66       15.09       3.86          5.04
2002                              --       15.85       15.47      13.57         12.95

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
----------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)                           --       15.09       15.50       3.29          1.75
2006                              --       15.29       15.47       7.96          5.37
2005                              --       15.57       15.34      10.61          6.45
2004                              --       15.60       14.82       9.02          7.80
2003                             .01       15.44       14.55       5.35          5.39
2002                              --       15.62       14.78       8.48         13.67
========================================================================================
                                                                  Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                 Ratios to Average Net Assets
                                       Applicable to Common Shares                   Applicable to Common Shares
                                      Before Credit/Reimbursement                   After Credit/Reimbursement***
                                --------------------------------------------  -------------------------------------------

                       Ending
                          Net
                       Assets
                   Applicable    Expenses        Expenses              Net     Expenses        Expenses             Net   Portfolio
                    to Common   Including       Excluding       Investment    Including       Excluding      Investment    Turnover
                  Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)     Income++      Rate
====================================================================================================================================
NEW YORK DIVIDEND
ADVANTAGE (NAN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)              $141,341        1.30%*          1.18%*           6.08%*       1.07%*           .94%*          6.32%*         3%
2006                  143,147        1.18            1.18             6.11          .88             .88            6.41          15
2005                  145,701        1.16            1.16             6.13          .80             .80            6.50          20
2004                  145,592        1.17            1.17             6.38          .74             .74            6.81           8
2003                  143,886        1.19            1.19             6.50          .74             .74            6.95           8
2002                  145,599        1.21            1.21             6.76          .75             .75            7.22          11

NEW YORK DIVIDEND
ADVANTAGE 2 (NXK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)                97,915        1.34*           1.20*            5.92*         .96*            .83*           6.29*          3
2006                   99,067        1.19            1.19             5.96          .76             .76            6.38          14
2005                  100,606        1.18            1.18             6.01          .73             .73            6.46          19
2004                  100,706        1.17            1.17             6.19          .72             .72            6.64           7
2003                   99,701        1.19            1.19             6.41          .75             .75            6.85           8
2002                  100,886        1.21            1.21             6.69          .74             .74            7.16          16
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset        Amount         Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
NEW YORK DIVIDEND ADVANTAGE (NAN)
--------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)          $ 69,000       $25,000      $76,211        $6,835       $31,774
2006               69,000        25,000       76,865            --            --
2005               69,000        25,000       77,790            --            --
2004               69,000        25,000       77,751            --            --
2003               69,000        25,000       77,133            --            --
2002               69,000        25,000       77,753            --            --

NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
--------------------------------------------------------------------------------
Year Ended 9/30:
2007(b)            47,000        25,000       77,083         5,145        29,166
2006               47,000        25,000       77,695            --            --
2005               47,000        25,000       78,514            --            --
2004               47,000        25,000       78,567            --            --
2003               47,000        25,000       78,033            --            --
2002               47,000        25,000       78,663            --            --
================================================================================

*    Annualized.

** Per share Net Realized/Unrealized Gain (Loss) rounds to less than $.01 per share.

*** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.

**** After custodian fee credit, expense reimbursement and legal fee refund, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.

(b)  For the six months ended March 31, 2007.


                                 See accompanying notes to financial statements.

                                  62-63 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
       TERMS USED IN THIS REPORT



AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Other Useful
      INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

For Funds listed on the New York Stock Exchange, each Fund Chief Executive Officer has submitted to the Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

INVESTMENT POLICY CHANGE

In February 2007, the Funds' Board of Directors/Trustees voted to remove investment policy restrictions that limited the territorial bond holdings of the Funds to a maximum of 10 percent of net assets. This change will give the Funds' portfolio manager greater flexibility to achieve its investment objectives.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $166 billion in assets, as of March 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                        o Share prices
           Learn more   o Fund details
about Nuveen Funds at   o Daily financial news
   WWW.NUVEEN.COM/CEF   o Investor education
                        o Interactive planning tools


Logo: NUVEEN Investments

                                                                     ESA-A-0307D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Performance Plus Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          Vice President and Secretary

Date: June 8, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: June 8, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: June 8, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.